UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: November 30

Date of reporting period: 5/31/2020

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report	May 31, 2020
Invesco Oppenheimer SteelPath MLP Alpha Fund

2	Fund Performance
6	Fund Expenses
8	Schedule of Investments
9	Financial Statements
12	Financial Highlights
18	Notes to Financial Statements

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Fund Performance

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/2020

Class A Shares of the Fund			S&P 500 Index	Alerian MLP Index
	Without Sales Charge	With Sales Charge
6-Month	(23.38)%	(27.63)%	(2.10)%	(24.26)%
1-Year	(34.61)%	(38.17)%	12.84%	(34.74)%
5-Year	(12.99)%	(13.97)%	9.86%	(12.93)%
10-Year	(1.82)%	(2.37)%	13.15%	(0.06)%
Since Inception (3/31/10)	(1.91)%	(2.45)%	12.18%	(0.28)%

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer SteelPath MLP Alpha Fund (the predecessor fund). Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and fee agreements, if any. Fund literature is available at invesco.com.

2                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP AND RELATED ENTITIES HOLDINGS

Enterprise Products Partners LP	13.46%
Energy Transfer LP	13.28%
Magellan Midstream Partners LP	13.02%
MPLX LP	12.31%
TC PipeLines LP	10.69%
Williams Cos., Inc.	10.03%
Targa Resources Corp.	8.40%
EQM Midstream Partners LP	3.93%
Westlake Chemical Partners LP	3.13%
Plains All American Pipeline LP	2.93%

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2020, and are based on net assets.

SECTOR ALLOCATION

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2020 and are based on total market value of investments.

For more current Fund holdings, please visit invesco.com.

3                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/2020
			Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
CLASS A	(MLPAX	)	3/31/10	(23.38)%	(34.61)%	(12.99)%	(1.82)%	(1.91)%
CLASS C	(MLPGX	)	8/25/11	(23.51)%	(34.94)%	(13.59)%		(3.96)%
CLASS R [1]	(SPMGX	)	5/24/19	(23.42)%	(34.76)%	(13.20)%	(2.06)%
CLASS Y	(MLPOX	)	3/31/10	(23.25)%	(34.45)%	(12.76)%	(1.56)%	(1.66)%
CLASS R5 [1]	(SPMHX	)	5/24/19	(23.14)%	(34.28)%	(12.90)%	(1.77)%
CLASS R6 [2]	(OSPAX	)	6/28/13	(23.12)%	(34.30)%	(12.68)%		(7.81)%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/2020
			Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
CLASS A	(MLPAX	)	3/31/10	(27.63)%	(38.17)%	(13.97)%	(2.37)%	(2.45)%
CLASS C	(MLPGX	)	8/25/11	(24.22)%	(35.50)%	(13.59)%		(3.96)%
CLASS R [1]	(SPMGX	)	5/24/19	(23.42)%	(34.76)%	(13.20)%	(2.06)%
CLASS Y	(MLPOX	)	3/31/10	(23.25)%	(34.45)%	(12.76)%	(1.56)%	(1.66)%
CLASS R5 [1]	(SPMHX	)	5/24/19	(23.14)%	(34.28)%	(12.90)%	(1.77)%
CLASS R6 [2]	(OSPAX	)	6/28/13	(23.12)%	(34.30)%	(12.68)%		(7.81)%

1.

Class R and Class R5 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

2.	Class I shares of the predecessor fund were reorganized as Class R6 shares on May 24, 2019.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class Y, and Class R6 shares, respectively, of the Fund. Class R and Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Alerian MLP Index. The S&P 500 Index is a broad-based measure of domestic stock performance. The Alerian MLP Index is a composite of the 50 most prominent Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The Alerian MLP Index, which is calculated using a float-adjusted, capitalization weighted methodology, is disseminated real-time on a total-return basis. The returns for the S&P 500 Index and Alerian MLP Index are calculated pre-tax, while the Fund’s returns are calculated post corporate tax. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in

4                         Invesco Oppenheimer SteelPath MLP Alpha Fund

the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

•	The Fund’s investment strategy remained appropriate for an open-end fund;

•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Fund did not breach the 15% limit on Illiquid Investments; and

•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco.com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

5                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Fund Expenses

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended May 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During 6 Months Ended May 31, 2020[1,2]
CLASS A	$1,000.00	$766.20	$13.86
CLASS C	1,000.00	764.90	17.21
CLASS R	1,000.00	765.80	14.97
CLASS Y	1,000.00	767.50	12.77
CLASS R5	1,000.00	768.60	12.69
CLASS R6	1,000.00	768.80	12.47

Hypothetical (5% return before expenses)
CLASS A	1,000.00	1,009.30	15.77
CLASS C	1,000.00	1,005.40	19.55
CLASS R	1,000.00	1,008.00	17.02
CLASS Y	1,000.00	1,010.50	14.53
CLASS R5	1,000.00	1,010.60	14.43
CLASS R6	1,000.00	1,010.90	14.18

1.

Actual expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2.

Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Those annualized expense ratios, based on the 6-month period ended May 31, 2020 for Classes A, C, R, Y, R5 and R6 are as follows:

Class	Expense Ratios
CLASS A	3.14%
CLASS C	3.90
CLASS R	3.39
CLASS Y	2.89
CLASS R5	2.87
CLASS R6	2.82

The expense ratios for Class A, C, R, Y, and R6 reflect contractual waivers and/or reimbursements of expenses by the Fund’s Adviser. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

7                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Schedule of Investments

May 31, 2020

(Unaudited)

Description	Shares	Value
MLP Investments and Related Entities–103.3%
Diversified–23.5%
Enterprise Products Partners LP	5,054,136	$96,533,998
Williams Cos., Inc.	3,519,571	71,904,835
Total Diversified		168,438,833

Gathering/Processing–24.8%
Hess Midstream LP, Class A	742,909	14,427,293
MPLX LP	4,649,412	88,292,334
Targa Resources Corp.	3,365,312	60,205,431
Western Midstream Partners LP	1,549,720	14,474,384
Total Gathering/Processing		177,399,442

Natural Gas Pipeline Transportation–27.9%
Energy Transfer LP	11,669,906	95,226,436
EQM Midstream Partners LP	1,433,388	28,166,074
TC PipeLines LP	2,181,647	76,684,892
Total Natural Gas Pipeline Transportation		200,077,402

Other Energy–5.6%
Sunoco LP	141,202	3,643,012
USA Compression Partners LP	1,176,494	14,176,753
Westlake Chemical Partners LP	1,095,581	22,459,410
Total Other Energy		40,279,175

Description	Shares	Value
Petroleum Pipeline Transportation–21.5%
Magellan Midstream Partners LP	2,059,747	$93,388,929
Phillips 66 Partners LP	388,732	17,368,546
Plains All American Pipeline LP	2,165,206	21,002,498
Plains GP Holdings LP, Class A	1,524,371	15,228,466
Shell Midstream Partners LP	529,323	7,140,567
Total Petroleum Pipeline Transportation		154,129,006
Total MLP Investments And Related Entities (identified cost $ 851,032,977)		740,323,858

Short-Term Investments–4.4%
Money Market–4.4%
Fidelity Treasury Portfolio, Institutional Class, 0.107%[1]	31,826,581	31,826,581
Total Short-Term Investments (identified cost $31,826,581)		31,826,581
TOTAL INVESTMENTS–107.7% (identified cost $882,859,558)		772,150,439
LIABILITIES IN EXCESS OF OTHER ASSETS–(7.7)%		(55,073,515)
NET ASSETS–100%		$717,076,924

Investment Abbreviations

GP	– General Partnership
LP	– Limited Partnership

Footnotes to Schedule of Investments

1.	Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

8                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Statement of Assets and Liabilities

May 31, 2020

(Unaudited)

Assets:
Investments at value (cost $882,859,558)	$772,150,439
Receivables and other assets:
AMT Credit Carryforward	4,067,066
Receivable for beneficial interest sold	1,029,801
Prepaid taxes	461,413
Prepaid expenses	238,012
Deferred compensation	104,464
Dividends receivable	2,632
Total assets	778,053,827

Liabilities:
Payables and other liabilities:
Payable for investments purchased	51,082,517
Payable for beneficial interest redeemed	1,322,159
Payable to Advisor	559,376
Deferred tax liability, net	6,744,287
Payable for distribution and service plan fees	184,183
Transfer agent fees payable	180,877
Deferred compensation	104,464
Borrowing expense payable	21,904
Trustees’ fees payable	2,988
Other liabilities	774,148
Total liabilities	60,976,903
Net Assets	$717,076,924

Composition of Net Assets
Shares of beneficial interest	$1,998,074,881
Distributable earnings (loss)	(1,280,997,957)
Net Assets	$717,076,924

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $226,097,181 and 59,742,705)	$3.78
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$4.00
Class C Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $171,235,159 and 49,523,362)	$3.46
Class R Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $205,176 and 54,482)	$3.77
Class Y Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $303,259,343 and 76,966,624)	$3.94
Class R5 Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $5,485 and 1,445)	$3.80
Class R6 Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $16,274,580 and 4,102,012)	$3.97

See accompanying Notes to Financial Statements.

9                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Statement of Operations

For the Six Months Ended May 31, 2020

(Unaudited)

Investment Income
Distributions and dividends	$41,829,160
Less return of capital on distributions and dividends	(39,404,161)
Total investment income	2,424,999

Expenses
Advisory fees	4,843,201
Distribution and service plan fees
Class A	324,525
Class C	1,053,588
Class R	364
Transfer and shareholder servicing agent fees:
Class A	198,978
Class C	160,782
Class R	112
Class Y	294,077
Class R5	1
Class R6	1,988
Borrowing fees	189,528
Administrative fees	155,070
Custody fees	102,267
Legal, auditing, and other professional fees	64,886
Registration fees	46,681
Tax expense	36,488
Trustees’ fees	14,073
Other	101,619
Total expenses, before waivers and deferred taxes	7,588,228
Less expense waivers	(487,171)
Net expenses, before deferred taxes	7,101,057
Net investment loss, before deferred taxes	(4,676,058)
Deferred tax (expense)/benefit	—
Net investment loss, net of deferred taxes	(4,676,058)

Realized and Unrealized Gain (Loss)
Net realized loss
Investments (includes net losses from securities sold to affiliates of ($27,274,764))	(343,126,029)
Deferred tax (expense)/benefit	—
Net realized loss, net of deferred taxes	(343,126,029)
Net change in unrealized appreciation on:
Investment transaction in	129,862,295
Deferred tax (expense)/benefit	(6,744,287)
Net change in unrealized appreciation, net of deferred taxes	123,118,008
Net (Decrease) in Net Assets Resulting from Operations	$(224,684,079)

See accompanying Notes to Financial Statements.

10                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Operations
Net investment (loss), net of deferred taxes	$(4,676,058)	$(8,386,151)
Net realized gains/(losses), net of deferred tax	(343,126,029)	(3,866,999)
Net change in unrealized appreciation/(depreciation), net of deferred taxes	123,118,008	(111,534,471)
Net increase (decrease) in net assets resulting from operations	(224,684,079)	(123,787,621)

Distributions to Shareholders

Distributions to shareholders from return of capital:
Class A shares	(15,735,695)	(39,888,956)
Class C shares	(13,757,998)	(36,790,747)
Class R shares	(9,860)	(2,048)
Class Y shares	(22,015,546)	(71,098,183)
Class R5 shares	(394)	(520)
Class R6 shares	(1,257,526)	(10,317,245)
Distributions to shareholders from return of capital	(52,777,019)	(158,097,699)

Distributions to shareholders from distributable earnings:
Class A shares	—	(2,404,268)
Class C shares	—	(2,217,526)
Class R shares	—	(124)
Class Y shares	—	(4,285,375)
Class R5 shares	—	(31)
Class R6 shares	—	(621,862)
Distributions to shareholders from distributable earnings	—	(9,529,186)
Change in net assets resulting from distributions to shareholders	(52,777,019)	(167,626,885)

Beneficial Interest Transactions

Net increase/(decrease) in net assets resulting from beneficial interest transactions
Class A shares	(12,855,805)	(58,551,770)
Class C shares	(23,975,144)	(70,125,834)
Class R shares	161,292	100,046
Class Y shares	(134,791,849)	(322,666,637)
Class R5 shares	—	10,000
Class R6 shares	(16,046,228)	(89,977,443)
Change in net assets resulting from beneficial interest transactions	(187,507,734)	(541,211,638)
Change in net assets	(464,968,832)	(832,626,144)

Net Assets
Beginning of period	1,182,045,756	2,014,671,900
End of period	$717,076,924	$1,182,045,756

See accompanying Notes to Financial Statements.

11                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Financial Highlights

	Six Months Ended May 31, 2020	Year Ended November 30,
Class A	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$5.28	$6.56	$7.35	$8.64	$8.70	$12.81
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.02)	(0.03)	(0.09)	(0.13)	(0.10)	(0.09)
Return of capital[1]	0.16	0.34	0.39	0.35	0.35	0.40
Net realized and unrealized gains/(losses)	(1.37)	(0.93)	(0.43)	(0.85)	0.38	(3.73)
Total from investment operations	(1.23)	(0.62)	(0.13)	(0.63)	0.63	(3.42)
Distributions to shareholders:
Return of capital	(0.27)	(0.62)	(0.62)	—	(0.69)	(0.69)
Income	—	(0.04)	(0.04)	(0.66)	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.66)	(0.66)	(0.69)	(0.69)
Net asset value, end of period	$3.78	$5.28	$6.56	$7.35	$8.64	$8.70
Total Return, at Net Asset Value[2]	(23.38)%	(10.69)%	(2.33)%	(8.02)%	8.25%	(27.68)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$226,097	$321,237	$459,733	$593,811	$1,023,541	$1,143,231
Ratio of Expenses to Average Net Assets:[7]
Before (waivers) and deferred/current tax expense/(benefit)	1.70%	1.67%	1.68%	1.68%	1.75%	1.64%
Expense (waivers)	(0.12)%	(0.08)%	(0.11)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of (waivers) and before deferred/current tax expense/(benefit)[4]	1.58%	1.59%	1.57%	1.56%	1.63%	1.53%
Deferred/current tax expense/(benefit)[5]	1.56%	—%	0.03%	—%	—%	(9.23)%
Total expenses/(benefit)	3.14%	1.59%	1.60%	1.56%	1.63%	(7.70)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before (waivers) and deferred tax benefit/(expense)	(1.14)%	(0.56)%	(1.29)%	(1.60)%	(1.37)%	(1.36)%
Expense (waivers)	(0.12)%	(0.08)%	(0.11)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.02)%	(0.48)%	(1.18)%	(1.48)%	(1.25)%	(1.25)%
Deferred tax benefit/(expense)[6]	—%	—%	—%	—%	—%	0.46%
Net investment income/(loss)	(1.02)%	(0.48)%	(1.18)%	(1.48)%	(1.25)%	(0.79)%
Portfolio turnover rate	54%	32%	36%	37%	35%	36%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
4.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.53%, 1.55%, 1.54%, 1.55%, 1.60%, and 1.51, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $254,610 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

12                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class C	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$4.87	$6.14	$6.97	$8.29	$8.43	$12.53
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.04)	(0.07)	(0.14)	(0.18)	(0.16)	(0.17)
Return of capital[1]	0.15	0.31	0.39	0.35	0.35	0.40
Net realized and unrealized gains/(losses)	(1.25)	(0.85)	(0.42)	(0.83)	0.36	(3.64)
Total from investment operations	(1.14)	(0.61)	(0.17)	(0.66)	0.55	(3.41)
Distributions to shareholders:
Return of capital	(0.27)	(0.62)	(0.62)	—	(0.69)	(0.69)
Income	—	(0.04)	(0.04)	(0.66)	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.66)	(0.66)	(0.69)	(0.69)
Net asset value, end of period	$3.46	$4.87	$6.14	$6.97	$8.29	$8.43
Total Return, at Net Asset Value[2]	(23.51)%	(11.29)%	(3.06)%	(8.75)%	7.53%	(28.23)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$171,235	$266,485	$407,345	$539,908	$737,299	$730,900
Ratio of Expenses to Average Net Assets:[7]
Before (waivers) and deferred/current tax expense/(benefit)	2.46%	2.44%	2.46%	2.46%	2.55%	2.39%
Expense (waivers)	(0.12)%	(0.08)%	(0.11)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of (waivers) and before deferred/current tax expense/(benefit)[4]	2.34%	2.36%	2.35%	2.34%	2.43%	2.28%
Deferred/current tax expense/(benefit)[5]	1.56%	—%	0.03%	—%	—%	(9.23)%
Total expenses/(benefit)	3.90%	2.36%	2.38%	2.34%	2.43%	(6.95)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before (waivers) and deferred tax benefit/(expense)	(1.90)%	(1.33)%	(2.07)%	(2.38)%	(2.17)%	(2.11)%
Expense (waivers)	(0.12)%	(0.08)%	(0.11)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.78)%	(1.25)%	(1.96)%	(2.26)%	(2.05)%	(2.00)%
Deferred tax benefit/(expense)[6]	—%	—%	—%	—%	—%	0.46%
Net investment income/(loss)	(1.78)%	(1.25)%	(1.96)%	(2.26)%	(2.05)%	(1.54)%
Portfolio turnover rate	54%	32%	36%	37%	35%	36%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
4.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense the net expense ratio would be 2.29%, 2.32%, 2.32%, 2.33%, 2.40%, and 2.26%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $206,544 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

13                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Financial Highlights—(continued)

Class R	Six Months Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019[1]
Per Share Operating Data
Net Asset Value, Beginning of Period	$5.27	$6.80
Income/(loss) from investment operations:
Net investment loss[2]	(0.03)	(0.02)
Return of capital[2]	0.15	0.16
Net realized and unrealized gains/(losses)	(1.35)	(1.29)
Total from investment operations	(1.23)	(1.15)
Distributions to shareholders:
Return of capital	(0.27)	(0.36)
Income	—	(0.02)
Total distributions to shareholders	(0.27)	(0.38)
Net asset value, end of period	$3.77	$5.27
Total Return, at Net Asset Value[3]	(23.42)%	(17.44)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$205	$87
Ratio of Expenses to Average Net Assets:[7]
Before (waivers) and deferred/current tax expense/(benefit)	1.95%	1.93%
Expense (waivers)	(0.12)%	(0.09)%
Net of (waivers) and before deferred/current tax expense/(benefit)[4]	1.83%	1.84%
Deferred/current tax expense/(benefit)[5]	1.56%	—%
Total expenses/(benefit)	3.39%	1.84%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before (waivers) and deferred tax benefit/(expense)	(1.39)%	(0.82)%
Expense (waivers)	(0.12)%	(0.09)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.27)%	(0.73)%
Deferred tax benefit/(expense)[6]	—%	—%
Net investment income/(loss)	(1.27)%	(0.73)%
Portfolio turnover rate	54%	32%

1.	Shares commenced operations after the close of business on May 24, 2019.
2.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.78% and 1.80%, for the period ended May 31, 2020 and the year ended November 30, 2019, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $143 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

14                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class Y	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$5.48	$6.76	$7.53	$8.82	$8.85	$12.99
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.02)	(0.01)	(0.07)	(0.11)	(0.08)	(0.06)
Return of capital[1]	0.17	0.35	0.39	0.35	0.35	0.40
Net realized and unrealized gains/(losses)	(1.42)	(0.96)	(0.43)	(0.87)	0.39	(3.79)
Total from investment operations	(1.27)	(0.62)	(0.11)	(0.63)	0.66	(3.45)
Distributions to shareholders:
Return of capital	(0.27)	(0.62)	(0.62)	—	(0.69)	(0.69)
Income	—	(0.04)	(0.04)	(0.66)	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.66)	(0.66)	(0.69)	(0.69)
Net asset value, end of period	$3.94	$5.48	$6.76	$7.53	$8.82	$8.85
Total Return, at Net Asset Value[2]	(23.25)%	(10.36)%	(2.00)%	(7.86)%	8.45%	(27.52)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$303,259	$555,814	$1,005,677	$1,305,894	$1,477,335	$1,477,952
Ratio of Expenses to Average Net Assets:[7]
Before (waivers) and deferred/current tax expense/(benefit)	1.45%	1.42%	1.43%	1.43%	1.48%	1.39%
Expense (waivers)	(0.12)%	(0.09)%	(0.11)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of (waivers) and before deferred/current tax expense/(benefit)[4]	1.33%	1.33%	1.32%	1.31%	1.36%	1.28%
Deferred/current tax expense/(benefit)[5]	1.56%	—%	0.03%	—%	—%	(9.23)%
Total expenses/(benefit)	2.89%	1.33%	1.35%	1.31%	1.36%	(7.95)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before (waivers) and deferred tax benefit/(expense)	(0.89)%	(0.31)%	(1.04)%	(1.35)%	(1.10)%	(1.11)%
Expense (waivers)	(0.12)%	(0.09)%	(0.11)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.77)%	(0.22)%	(0.93)%	(1.23)%	(0.98)%	(1.00)%
Deferred tax benefit/(expense)[6]	—%	—%	—%	—%	—%	0.46%
Net investment income/(loss)	(0.77)%	(0.22)%	(0.93)%	(1.23)%	(0.98)%	(0.54)%
Portfolio turnover rate	54%	32%	36%	37%	35%	36%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
4.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.28%, 1.29%, 1.29%, 1.30%, 1.33%, and 1.26%, for the period ended May 31, 2020 and the years ended November 30, 2019 November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $378,749 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

15                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Financial Highlights—(continued)

Class R5	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019[1]
Per Share Operating Data
Net Asset Value, Beginning of Period	$5.29	$6.80
Income/(loss) from investment operations:
Net investment income/(loss)[2]	(0.02)	(0.01)
Return of capital[2]	0.16	0.17
Net realized and unrealized gains/(losses)	(1.36)	(1.29)
Total from investment operations	(1.22)	(1.13)
Distributions to shareholders:
Return of capital	(0.27)	(0.36)
Income	—	(0.02)
Total distributions to shareholders	(0.27)	(0.38)
Net asset value, end of period	$3.80	$5.29
Total Return, at Net Asset Value[3]	(23.14)%	(17.13)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5	$8
Ratio of Expenses to Average Net Assets:[7]
Before deferred/current tax expense/(benefit)[4]	1.31%	1.30%
Deferred/current tax expense/(benefit)[5]	1.56%	—%
Total expenses/(benefit)	2.87%	1.30%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before deferred tax benefit/(expense)	(0.75)%	(0.19)%
Deferred tax benefit/(expense)[6]	—%	—%
Net investment income/(loss)	(0.75)%	(0.19)%
Portfolio turnover rate	54%	32%

1.	Shares commenced operations after the close of business on May 24, 2019.
2.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.26% and 1.26% for the period ended May 31, 2020 and the year ended November 30, 2019, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $6 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

16                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class R6	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$5.51	$6.80	$7.58	$8.85	$8.86	$12.99
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.02)	(0.01)	(0.07)	(0.10)	(0.07)	(0.05)
Return of capital[1]	0.18	0.36	0.39	0.35	0.35	0.40
Net realized and unrealized gains/(losses)	(1.43)	(0.98)	(0.44)	(0.86)	0.40	(3.79)
Total from investment operations	(1.27)	(0.63)	(0.12)	(0.61)	0.68	(3.44)
Distributions to shareholders:
Return of capital	(0.27)	(0.62)	(0.62)	—	(0.69)	(0.69)
Income	—	(0.04)	(0.04)	(0.66)	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.66)	(0.66)	(0.69)	(0.69)
Net asset value, end of period	$3.97	$5.51	$6.80	$7.58	$8.85	$8.86
Total Return, at Net Asset Value[2]	(23.12)%	(10.45)%	(2.11)%	(7.59)%	8.68%	(27.44)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,275	$38,414	$141,917	$140,475	$94,845	$9,066
Ratio of Expenses to Average Net Assets:[6]
Before deferred/current tax expense/(benefit)	1.30%	1.27%	1.25%	1.23%	1.25%	1.21%
Expense (waivers)	(0.04)%	—%	—%	—%	—%	—%
Net of (waivers) and before deferred/current tax expense/(benefit)[3]	1.26%	1.27%	1.25%	1.23%	1.25%	1.21%
Deferred/current tax expense/(benefit)[4]	1.56%	—%	0.03%	—%	—%	(9.23)%
Total expenses/(benefit)	2.82%	1.27%	1.28%	1.23%	1.25%	(8.02)%

Ratio of Investment Income/(Loss) to Average Net Assets:[6]
Before deferred tax benefit/(expense)	(0.74)%	(0.16)%	(0.86)%	(1.15)%	(0.87)%	(0.93)%
Expense (waivers)	(0.04)%	—%	—%	—%	—%	—%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.70)%	(0.16)%	(0.86)%	(1.15)%	(0.87)%	(0.93)%
Deferred tax benefit/(expense)[5]	—%	—%	—%	—%	—%	0.46%
Net investment income/(loss)	(0.70)%	(0.16)%	(0.86)%	(1.15)%	(0.87)%	(0.47)%
Portfolio turnover rate	54%	32%	36%	37%	35%	36%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.21%, 1.23%, 1.22%, 1.22%, 1.22%, and 1.19%, for the period ended May 31, 2020 and the November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016 and November 30, 2015, respectively.

4.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
5.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
6.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $23,073 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

17                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Notes to Financial Statements

May 31, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer SteelPath MLP Alpha Fund (the “Fund”) is a separate series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust, as amended (the “1940 Act”), as an open-end management investment company authorized to an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

18                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investments reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships — The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP. The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2020, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.4 percent for state and local tax, net of federal tax expense.

19                         Invesco Oppenheimer SteelPath MLP Alpha Fund

The alternative minimum tax (“AMT”) requirements were repealed with the enactment of H.R. 1, Tax Cuts and Jobs Act (the “TCJA”), for tax years beginning after December 31, 2017. Any past alternative minimum taxes paid by the Fund do qualify for substantial refundability under the TCJA with AMT credit carryforwards becoming partially refundable prior to, or fully refundable for tax years beginning in 2021.

The Fund’s income tax provision consists of the following as of May 31, 2020:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—
Deferred tax (expense) benefit
Federal	$46,167,953
State	3,077,863
Valuation allowance	(55,990,103)
Total deferred tax (expense) benefit	$(6,744,287)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$45,767,357	21.00%
State income taxes net of federal benefit	3,051,157	1.40%
Effect of permanent differences	427,302	0.20%
Change in valuation allowance	(55,990,103)	(25.69)%
Total income tax (expense) benefit	$(6,744,287)	(3.09)%

For the six months ended May 31, 2020 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (3.09)% differed from the combined federal and state statutory tax rate of 22.40% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2020, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes resulting from the enactment of the TCJA were considered by the Fund in assessing the recoverability of its deferred tax assets. Specifically, the TCJA eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2020.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

20                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2020 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$26,363,746
Net operating loss carryforward (tax basis) — State	4,853,979
Net unrealized losses on investment securities (tax basis)	32,426,149
Excess business interest expense carryforward	207,732
Capital loss carryforward (tax basis)	175,590,021
Valuation allowance	(246,185,914)
Total deferred tax asset	(6,744,287)
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$—
Total deferred tax liability	—
Total net deferred tax asset/(liability)	$(6,744,287)

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2020, the Fund had net operating loss carryforwards for federal income tax purposes, as follows:

Expiration date for expiring net operating loss carryforwards:
11/30/2036	$125,541,646
Total expiring net operating loss carryforwards	$125,541,646
Total non-expiring net operating loss carryforwards	$—
Total net operating loss carryforwards	$125,541,646

During the six months ended May 31, 2020, the Fund estimates that it will utilize $99,090,949 of net operating loss carryforward.

At May 31, 2020, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2021	$406,293,272
11/30/2023	68,065,020
11/30/2024	76,122,169
11/30/2025	233,403,562
Total	$783,884,023

At May 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$917,835,472
Gross Unrealized Appreciation	$105,464,869
Gross Unrealized Depreciation	(251,149,902)
Net Unrealized Appreciation (Depreciation) on Investments	$(145,685,033)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and

21                         Invesco Oppenheimer SteelPath MLP Alpha Fund

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $3 billion	1.10%
Next $2 billion	1.08%
Over $5 billion	1.05%

For the six months ended May 31, 2020, the effective advisory fees incurred by the Fund was 1.10%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%. 2.25%, 1.75%, 1.25%, 1.24% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expense after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. See Note 10.

The Fund’s total annual operating expenses after fee waiver and/or expense reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense/(benefit) and interest expense are excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased/(decreased) by the amount of this expense. See Note 10.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2020, advisory fees of $487,171 were waived.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB Fund Services. For the six months ended May 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund . The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net

22                         Invesco Oppenheimer SteelPath MLP Alpha Fund

assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2020, IDI advised the Fund that IDI retained $34,019 in front-end sales commissions from the sale of Class A shares and $5,464 and $15,517 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six month period May 31, 2020 the Fund engaged in transactions with affiliates as listed: Securities purchases of $18,318,641 and securities sales of $35,730,030, which resulted in net realized losses of ($27,274,764).

NOTE 5—Trustees’ and Officer Fees and Benefits

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities, if applicable. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank n.a the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2020 was $460,699,873 and $643,245,583 respectively.

23                         Invesco Oppenheimer SteelPath MLP Alpha Fund

NOTE 8—Share Information

The Fund has authorized an unlimited number of shares of beneficial interest in each class. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended May 31, 2020 (unaudited)[2]		Year Ended November 30, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	10,563,225	$42,993,741	11,539,640	$75,272,704
Dividends and/or distributions reinvested	3,780,039	15,240,604	6,353,148	41,099,361
Redeemed	(15,452,194)	(71,090,150)	(27,172,586)	(174,923,835)
Net decrease	(1,108,930)	$(12,855,805)	(9,279,798)	$(58,551,770)

Class C
Sold	5,855,868	$23,549,684	7,483,501	$44,854,911
Dividends and/or distributions reinvested	3,646,240	13,638,825	6,427,189	38,699,709
Redeemed	(14,697,478)	(61,163,653)	(25,528,806)	(153,680,454)
Net decrease	(5,195,370)	$(23,975,144)	(11,618,116)	$(70,125,834)

Class R1
Sold	40,060	$171,031	16,380	$99,160
Dividends and/or distributions reinvested	2,543	9,466	285	1,620
Redeemed	(4,663)	(19,205)	(123)	(734)
Net increase	37,940	$161,292	16,542	$100,046

Class Y
Sold	32,707,473	$135,519,164	49,264,266	$329,291,920
Dividends and/or distributions reinvested	5,148,663	21,951,999	11,085,410	74,315,380
Redeemed	(62,395,399)	(292,263,012)	(107,620,800)	(726,273,937)
Net decrease	(24,539,263)	$(134,791,849)	(47,271,124)	$(322,666,637)

Class R5[1]
Sold	—	$—	1,445	$10,000
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase	—	$—	1,445	$10,000

Class R6
Sold	2,471,812	$12,952,574	7,134,865	$49,096,885
Dividends and/or distributions reinvested	283,361	1,251,125	1,585,073	10,868,622
Redeemed	(5,624,870)	(30,249,927)	(22,632,763)	(149,942,950)
Net decrease	(2,869,697)	$(16,046,228)	(13,912,825)	$(89,977,443)

1.	Class R and R5 shares commenced operations after the close of business on May 24, 2019.
2.

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Borrowing Agreement

The Fund, along with Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, Invesco Oppenheimer SteelPath MLP Income Fund, and Invesco Oppenheimer SteelPath MLP Select 40 Fund (collectively, the “Trust”), is a borrower in a $700 million revolving credit agreement (the “Loan Agreement”) with a major lending institution (the “Lender”). The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. As the Loan Agreement is not available exclusively to the Fund, the Fund may not be able to borrow all of its requested amounts at any given time. Amounts borrowed under the Loan Agreement, if any, are invested by the Fund under the direction of the Adviser consistent with the Fund’s investment objective and policies, and as such, the related investments are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. The borrowing, if any, is fully collateralized throughout the term of the borrowing with securities or other assets of the Fund. The Fund is not liable for borrowings of other Funds in the Trust. If applicable, securities that have been pledged as collateral for the borrowing are indicated in the Schedule of Investments.

Borrowings under the Loan Agreement are charged interest at a calculated rate computed by the Lender based on the one month LIBOR rate plus 0.75% per annum. An unused commitment fee at the rate of 0.30% per annum is charged for any undrawn portion of the credit facility, and each

24                         Invesco Oppenheimer SteelPath MLP Alpha Fund

series of the Trust will pay its pro rata share of this fee. A facility fee of 0.10% was charged on the commitment amount, and each series of the Trust paid its pro rata share of this fee. The borrowing is due November 15, 2020, unless another date is mutually agreed upon by the parties of the Loan Agreement. For the six months ended May 31, 2020, the Fund paid $189,528 in borrowing fees. The Fund did not utilize the facility during the six months ended May 31, 2020.

NOTE 10—Remediation Note

Subsequent to the period ended November 30, 2019, the Fund determined that the valuation allowance related to the deferred tax asset included in the calculation of the net asset values per share (“NAV”) upon which the shareholders transacted had not been properly accounted for during the period that includes days between December 1, 2014 through March 6, 2020 (“overstatement period”). Specifically, it was determined that the realizability of the deferred tax asset did not meet the “more likely than not” evaluation criterion provided by ASC 740, Income Taxes, resulting in the overstatement of the deferred tax asset and corresponding understatement of the valuation allowance. As a result, the Fund’s NAVs have been corrected during certain days of the overstatement period.

Invesco is assessing the extent to which shareholders who transacted in the Fund during the overstatement period were negatively impacted by the overstatement of the Fund’s deferred tax asset, including the Fund’s overpayment of asset-based fees to affiliates. Invesco is preparing a remediation plan that contemplates payments by Invesco to shareholders whose accounts or transactions were negatively impacted by the overstatement of the NAVs during the overstatement period. The method of determining the actual remediation payments to be paid to individual shareholders is subject to various factors that are not yet certain and information that is not yet readily available, including retrieval of beneficial owner data for Fund shares held in omnibus accounts. The Fund’s Board has directed Invesco to proceed with the remediation plan with any remediation payments to be made directly to affected shareholders outside of the Fund, and that no remediation payments be made to the Fund unless or until the Board were to approve so in the future. The Fund is estimated to have over paid $7,686,000 in asset-based fees to affiliates as a result of the overstatement of the deferred tax asset, such amount which will be included in the calculation of remediation payments. Accordingly, all shareholder remediation payments are intended to be made directly to affected shareholders and not to the Fund and therefore no provision for such remediation payments have been made in the Fund’s financial statements. No remediation payments will be made by the Fund.

NOTE 11—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12—Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer SteelPath MLP Alpha Fund to Invesco SteelPath MLP Alpha Fund.

25                         Invesco Oppenheimer SteelPath MLP Alpha Fund

Explore High-Conviction Investing with Invesco

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

O-SPMA-SAR-1 072720

Semiannual Report	May 31, 2020
Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

2	Fund Performance
6	Fund Expenses
8	Schedule of Investments
9	Financial Statements
13	Financial Highlights
19	Notes to Financial Statements

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Fund Performance

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/2020

Class A Shares of the Fund			S&P 500 Index	Alerian MLP Index
	Without Sales Charge	With Sales Charge
6-Month	(36.36)%	(39.87)%	(2.10)%	(24.26)%
1-Year	(48.81)%	(51.66)%	12.84%	(34.74)%
5-Year	(20.15)%	(21.05)%	9.86%	(12.93)%
Since Inception (2/6/12)	(8.71)%	(9.33)%	12.66%	(4.89)%

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund). Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and fee agreements, if any. Fund literature is available at invesco.com.

2                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP AND RELATED ENTITIES HOLDINGS

Enterprise Products Partners LP	17.46%
Energy Transfer LP	17.03%
Magellan Midstream Partners LP	16.82%
MPLX LP	15.96%
TC PipeLines LP	13.83%
Williams Cos., Inc.	12.96%
Targa Resources Corp.	10.87%
EQM Midstream Partners LP	5.06%
Westlake Chemical Partners LP	4.02%
Plains All American Pipeline LP	3.80%

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2020, and are based on net assets.

SECTOR ALLOCATION

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2020 and are based on total market value of investments.

For more current Fund holdings, please visit invesco.com.

3                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/2020
			Inception Date	6-Month	1-Year	5-Year	Since Inception
CLASS A	(MLPLX	)	2/6/12	(36.36)%	(48.81)%	(20.15)%	(8.71)%
CLASS C	(MLPMX	)	5/22/12	(36.33)%	(49.16)%	(20.69)%	(9.20)%
CLASS R1	(SPMJX	)	5/24/19	(36.16)%	(48.89)%	(20.30)%	(8.91)%
CLASS Y	(MLPNX	)	12/30/11	(36.24)%	(48.72)%	(19.95)%	(8.22)%
CLASS R5[1]	(SPMPX	)	5/24/19	(36.24)%	(48.68)%	(20.08)%	(8.66)%
CLASS R6[2]	(OSPPX	)	6/28/13	(36.14)%	(48.64)%	(19.82)%	(13.02)%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/2020
			Inception Date	6-Month	1-Year	5-Year	Since Inception
CLASS A	(MLPLX	)	2/6/12	(39.87)%	(51.66)%	(21.05)%	(9.33)%
CLASS C	(MLPMX	)	5/22/12	(36.89)%	(49.56)%	(20.69)%	(9.20)%
CLASS R [1]	(SPMJX	)	5/24/19	(36.16)%	(48.89)%	(20.30)%	(8.91)%
CLASS Y	(MLPNX	)	12/30/11	(36.24)%	(48.72)%	(19.95)%	(8.22)%
CLASS R5 [1]	(SPMPX	)	5/24/19	(36.24)%	(48.68)%	(20.08)%	(8.66)%
CLASS R6 [2]	(OSPPX	)	6/28/13	(36.14)%	(48.64)%	(19.82)%	(13.02)%

1.

Class R and Class R5 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

2.	Class I shares of the predecessor fund were reorganized as Class R6 shares on May 24, 2019.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class Y, and Class R6 shares, respectively, of the Fund. Class R and Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Alerian MLP Index. The S&P 500 Index is a broad-based measure of domestic stock performance. The Alerian MLP Index is a composite of the 50 most prominent Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The Alerian MLP Index, which is calculated using a float-adjusted, capitalization weighted methodology, is disseminated real-time on a total-return basis. The returns for the S&P 500 Index and Alerian MLP Index are calculated pre-tax, while the Fund’s returns are calculated post corporate tax. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in

4                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

•	The Fund’s investment strategy remained appropriate for an open-end fund;

•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Fund did not breach the 15% limit on Illiquid Investments; and

•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco.com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

5                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Fund Expenses

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended May 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During 6 Months Ended May 31, 2020¹,²
CLASS A	$1,000.00	$636.40	$11.62
CLASS C	1,000.00	636.70	14.85
CLASS R	1,000.00	638.40	12.62
CLASS Y	1,000.00	637.60	10.69
CLASS R5	1,000.00	637.60	10.24
CLASS R6	1,000.00	638.60	10.04

Hypothetical (5% return before expenses)
CLASS A	1,000.00	1,010.80	14.28
CLASS C	1,000.00	1,006.80	18.21
CLASS R	1,000.00	1,009.60	15.47
CLASS Y	1,000.00	1,012.00	13.13
CLASS R5	1,000.00	1,012.50	12.58
CLASS R6	1,000.00	1,012.80	12.33

1.

Actual expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2.

Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Those annualized expense ratios, based on the 6-month period ended May 31, 2020 for Classes A, C, R, Y, R5 and R6 are as follows:

Class	Expense Ratios
CLASS A	2.84%
CLASS C	3.63
CLASS R	3.08
CLASS Y	2.61
CLASS R5	2.50
CLASS R6	2.45

The expense ratios for Class A, C, R, Y, R5, and R6 reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Adviser. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

7                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Schedule of Investments

May 31, 2020

(Unaudited)

Description	Shares	Value
MLP Investments and Related Entities–133.4%
Diversified–30.4%
Enterprise Products Partners LP1	835,510	$15,958,241
Williams Cos., Inc.[1]	579,550	11,840,206
Total Diversified		27,798,447

Gathering/Processing–32.0%
Hess Midstream LP, Class A1	122,373	2,376,484
MPLX LP1	767,979	14,583,921
Targa Resources Corp.[1]	555,176	9,932,099
Western Midstream Partners LP1	252,622	2,359,490
Total Gathering/Processing		29,251,994

Natural Gas Pipeline Transportation–35.9%
Energy Transfer LP1	1,906,487	15,556,936
EQM Midstream Partners LP1	235,431	4,626,219
TC PipeLines LP1	359,569	12,638,851
Total Natural Gas Pipeline Transportation		32,822,006

Other Energy–7.3%
Sunoco LP1	23,391	603,488
USA Compression Partners LP1	194,589	2,344,797
Westlake Chemical Partners LP1	179,301	3,675,671
Total Other Energy		6,623,956

Description	Shares	Value
Petroleum Pipeline Transportation–27.8%
Magellan Midstream Partners LP1	338,943	$15,367,676
Phillips 66 Partners LP1	64,059	2,862,156
Plains All American Pipeline LP1	357,580	3,468,526
Plains GP Holdings LP, Class A1	252,125	2,518,729
Shell Midstream Partners LP1	85,007	1,146,744
Total Petroleum Pipeline Transportation		25,363,831
Total MLP Investments And Related Entities (identified cost $137,548,490)		121,860,234

Short-Term Investments–1.0%
Money Market–1.0%
Fidelity Treasury Portfolio, Institutional Class, 0.107%[2]	939,125	939,125
Total Short-Term Investments (identified cost $939,125)		939,125
TOTAL INVESTMENTS–134.4% (identified cost $138,487,615)		122,799,359
LIABILITIES IN EXCESS OF OTHER ASSETS–(34.4)%		(31,426,508)
NET ASSETS–100%		$91,372,851

Investment Abbreviations

LP	– Limited Partnership

Footnotes to Schedule of Investments

1.

As of May 31, 2020, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $66,090,884 as of May 31, 2020. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 9 of the Notes to Financial Statements for additional information.

2.	Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

8                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities

May 31, 2020

(Unaudited)

Assets:
Investments at value (cost $138,487,615)	$122,799,359
Cash collateral — Borrowings	209,700
Receivables and other assets:
Receivable for beneficial interest sold	219,410
AMT credit carryforward	216,919
Prepaid taxes	14,949
Prepaid expenses	229,162
Deferred compensation	17,065
Dividends receivable	243
Total assets	123,706,807

Liabilities:
Payables and other liabilities:
Payable on borrowing	23,000,000
Payable for investments purchased	8,176,221
Payable for beneficial interest redeemed	722,473
Payable to Adviser	57,240
Payable for distribution and service plan fees	24,855
Interest expense payable	24,711
Borrowing expense payable	23,022
Transfer agent fees payable	18,710
Deferred compensation	17,065
Trustees’ fees payable	711
Other liabilities	268,948
Total liabilities	32,333,956
Net Assets	$91,372,851

Composition of Net Assets
Shares of beneficial interest	$292,973,882
Distributable earnings/(loss)	(201,601,031)
Net Assets	$91,372,851

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $34,073,717 and 15,914,384)	$2.14
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$2.26
Class C Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $23,994,159 and 12,324,323)	$1.95
Class R Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $151,449 and 70,862)	$2.14
Class Y Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $33,034,804 and 14,887,397)	$2.22
Class R5 Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $3,910 and 1,818)	$2.15
Class R6 Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $114,812 and 51,043)	$2.25

See accompanying Notes to Financial Statements.

9                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Statement of Operations

For the Six Months Ended May 31, 2020

(Unaudited)

Investment Income
Distributions and dividends	$6,595,421
Less return of capital on distributions and dividends	(6,247,883)
Total investment income	347,538

Expenses
Advisory fees	649,266
Distribution and service plan fees
Class A	50,255
Class C	127,744
Class R	49
Transfer and shareholder servicing agent fees:
Class A	29,430
Class C	18,673
Class R	13
Class Y	27,769
Class R5	3
Class R6	103
Borrowing fees	243,801
Legal, auditing, and other professional fees	56,702
Administrative fees	34,255
Registration fees	31,039
Custody fees	8,570
Trustees’ fees	8,480
Tax expense	2,945
Other	23,911
Total expenses, before interest expense from payable on borrowing and deferred taxes	1,313,008
Interest expense from payable on borrowing	353,894
Total expenses, before waivers and deferred taxes	1,666,902
Less waivers	(188,447)
Net expenses, before deferred taxes	1,478,455
Net investment loss, before deferred taxes	(1,130,917)
Deferred tax (expense)/benefit	—
Net investment loss, net of deferred taxes	(1,130,917)

Realized and Unrealized Gain (Loss)
Net realized loss
Investments (includes net losses from securities sold to affiliates of ($4,063,933))	(75,824,198)
Deferred tax (expense)/benefit	—
Net realized loss, net of deferred taxes	(75,824,198)
Net change in unrealized appreciation on:
Investments	29,256,697
Deferred tax (expense)/benefit	—
Net change in unrealized appreciation, net of deferred taxes	29,256,697
Net (Decrease) in Net Assets Resulting from Operations	$(47,698,418)

See accompanying Notes to Financial Statements.

10                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Operations
Net investment loss, net of deferred taxes	$(1,130,917)	$(2,586,392)
Net realized gains/(losses), net of deferred taxes	(75,824,198)	7,124,897
Net change in unrealized appreciation/(depreciation), net of deferred taxes	29,256,697	(25,959,019)
Change in net assets resulting from operations	(47,698,418)	(21,420,514)

Distributions to Shareholders

Distributions to shareholders from return of capital:
Class A shares	(3,757,491)	(5,430,371)
Class C shares	(2,728,669)	(4,102,494)
Class R Shares	(1,448)	(467)
Class Y shares	(3,523,616)	(4,958,728)
Class R5 Shares	(498)	(467)
Class R6 shares	(15,460)	(45,970)
Distributions to shareholders from return of capital	(10,027,182)	(14,538,497)

Distributions to shareholders from distributable earnings:
Class A shares	—	(2,673,093)
Class C shares	—	(2,019,447)
Class R Shares	—	(230)
Class Y shares	—	(2,440,927)
Class R5 Shares	—	(230)
Class R6 shares	—	(22,628)
Distributions to shareholders from distributable earnings	—	(7,156,555)
Change in net assets resulting from distributions to shareholders	(10,027,182)	(21,695,052)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A shares	15,166,960	1,230,582
Class C shares	16,004,563	(10,981,646)
Class R Shares	123,788	10,000
Class Y shares	9,445,650	(5,329,275)
Class R5 Shares	—	10,000
Class R6 shares	(107,141)	(384,171)
Change in net assets resulting from beneficial interest transactions	40,633,820	(15,444,510)
Change in net assets	(17,091,780)	(58,560,076)

Net Assets
Beginning of period	108,464,631	167,024,707
End of period	$91,372,851	$108,464,631

See accompanying Notes to Financial Statements.

11                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Statement of Cash Flows

For the Six Months Ended May 31, 2020

(Unaudited)

Cash flows from operating activities
Net decrease in net assets resulting from operations	$(47,698,418)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(123,572,090)
Sales of long-term portfolio investments	116,627,186
Purchase of short-term portfolio investments, net	(939,125)
Distributions from Master Limited Partnerships	6,247,883
Increase in deferred compensation	(17,065)
Increase in receivable prepaid taxes	(4,725)
Decrease in prepaid expenses	22,064
Decrease in receivable for dividends	2,044
Decrease in receivable for investments sold	4,624,582
Decrease in payable to Adviser	(58,574)
Increase in payable for investments purchased	8,176,221
Increase in other liabilities	51,554
Increase in deferred compensation payable	17,065
Decrease in payable for distribution and service fees payable	(15,489)
Decrease in transfer agent fees payable	(32,322)
Decrease in trustees’ fees payable	(1,305)
Decrease in interest expense payable	(35,806)
Increase in borrowing expense payable	21,918
Net realized loss on investments	75,824,198
Net change in unrealized appreciation on investments	(29,256,697)
Net cash provided by operating activities	9,983,099

Cash flows from financing activities
Proceeds from shares sold	67,081,214
Payment of shares redeemed	(35,992,314)
Distributions paid to shareholders	(739,597)
Proceeds from borrowing	22,000,000
Payments on borrowing	(47,000,000)
Payments to custodian	(15,297,842)
Net cash used in financing activities	(9,948,539)
Net change in cash	34,560
Cash at beginning of period	—
Cash held as collateral	175,140
Total beginning cash	175,140
Cash at end of period	—
Cash held as collateral end of period	209,700
Total cash at end of period	$209,700

Supplemental disclosure of cash flow information:
Cash paid on interest of $389,700.
Non-cash financing activities not included consist of reinvestment of dividends and distributions of $9,287,585.

See accompanying Notes to Financial Statements.

12                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Financial Highlights

	Six Months Ended May 31, 2020	Year Ended November 30,
Class A	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$3.77	$5.04	$5.90	$7.26	$7.31	$12.95
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.03)	(0.07)	(0.15)	(0.18)	(0.14)	(0.17)
Return of capital[1]	0.14	0.35	0.43	0.40	0.39	0.50
Net realized and unrealized gains/(losses)	(1.47)	(0.89)	(0.48)	(0.92)	0.36	(5.31)
Total from investment operations	(1.36)	(0.61)	(0.20)	(0.70)	0.61	(4.98)
Distributions to shareholders:
Return of capital	(0.27)	(0.44)	(0.66)	(0.35)	(0.66)	(0.66)
Income	—	(0.22)	—	(0.31)	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.66)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$2.14	$3.77	$5.04	$5.90	$7.26	$7.31
Total Return, at Net Asset Value[2]	(36.36)%	(14.18)%	(4.29)%	(10.84)%	9.80%	(39.77)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,074	$42,952	$58,889	$72,455	$117,536	$81,768
Ratio of Expenses to Average Net Assets:[8]
Before (waivers) and deferred tax expense/(benefit)	3.23%	3.28%	3.10%	2.57%	2.64%	2.34%
Expense (waivers)	(0.39)%[3]	(0.26)%[3]	(0.02)%[3,4]	(0.01)%[4]	—%	—%
Net of (waivers) and before deferred tax expense/(benefit)[5]	2.84%	3.02%	3.08%	2.56%	2.64%	2.34%
Deferred tax expense/(benefit)[6]	—%	—%	0.01%	—%	—%	(7.32)%
Total expenses/(benefit)	2.84%	3.02%	3.09%	2.56%	2.64%	(4.98)%

Ratio of Investment Income/(Loss) to Average Net Assets:[8]
Before (waivers) and deferred tax benefit/(expense)	(2.53)%	(1.76)%	(2.57)%	(2.45)%	(2.16)%	(1.99)%
Expense (waivers)	(0.39)%[3]	(0.26)%[3]	(0.02)%[3,4]	(0.01)%[4]	—%	—%
Net of expense (waivers) and before deferred tax benefit/(expense)	(2.14)%	(1.50)%	(2.55)%	(2.44)%	(2.16)%	(1.99)%
Deferred tax benefit/(expense)[7]	—%	—%	—%	—%	—%	0.46%
Net investment income/(loss)	(2.14)%	(1.50)%	(2.55)%	(2.44)%	(2.16)%	(1.53)%
Portfolio turnover rate	88%	52%	44%	46%	45%	39%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
4.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
5.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.64%, 1.70%, 1.97%, 1.95%, 2.06% and 1.89%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $38,818 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

13                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class C	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$3.47	$4.72	$5.61	$6.99	$7.11	$12.71
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.04)	(0.10)	(0.19)	(0.22)	(0.19)	(0.24)
Return of capital[1]	0.13	0.33	0.43	0.40	0.39	0.50
Net realized and unrealized gains/(losses)	(1.34)	(0.82)	(0.47)	(0.90)	0.34	(5.20)
Total from investment operations	(1.25)	(0.59)	(0.23)	(0.72)	0.54	(4.94)
Distributions to shareholders:
Return of capital	(0.27)	(0.44)	(0.66)	(0.35)	(0.66)	(0.66)
Income	—	(0.22)	—	(0.31)	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.66)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$1.95	$3.47	$4.72	$5.61	$6.99	$7.11
Total Return, at Net Asset Value[2]	(36.33)%	(14.77)%	(5.10)%	(11.57)%	9.06%	(40.21)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,994	$23,037	$44,352	$42,115	$46,502	$35,718
Ratio of Expenses to Average Net Assets:[8]
Before (waivers) and deferred tax expense/(benefit)	4.00%	4.07%	3.89%	3.39%	3.46%	3.12%
Expense (waivers)	(0.37)%[3]	(0.26)%[3]	(0.02)%[3,4]	(0.01)%[4]	—%	—%
Net of (waivers) and before deferred tax expense/(benefit)[5]	3.63%	3.81%	3.87%	3.38%	3.46%	3.12%
Deferred tax expense/(benefit)[6]	—%	—%	0.01%	—%	—%	(7.32)%
Total expenses/(benefit)	3.63%	3.81%	3.88%	3.38%	3.46%	(4.20)%

Ratio of Investment Income/(Loss) to Average Net Assets:[8]
Before (waivers) and deferred tax benefit/(expense)	(3.30)%	(2.56)%	(3.36)%	(3.27)%	(2.98)%	(2.77)%
Expense (waivers)	(0.37)%[3]	(0.26)%[3]	(0.02)%[3,4]	(0.01)%[4]	—%	—%
Net of expense (waivers) and before deferred tax benefit/(expense)	(2.93)%	(2.30)%	(3.34)%	(3.26)%	(2.98)%	(2.77)%
Deferred tax benefit/(expense)[7]	—%	—%	—%	—%	—%	0.46%
Net investment income/(loss)	(2.93)%	(2.30)%	(3.34)%	(3.26)%	(2.98)%	(2.31)%
Portfolio turnover rate	88%	52%	44%	46%	45%	39%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
4.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
5.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 2.43%, 2.49%,2.77%, 2.77%, 2.88% and 2.67%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $24,707 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

14                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

Class R	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019[1]
Per Share Operating Data
Net asset value, beginning of period	$3.76	$5.31
Income/(loss) from investment operations:
Net investment loss[2]	(0.02)	(0.04)
Return of capital[2]	0.10	0.17
Net realized and unrealized loss on investments	(1.43)	(1.30)
Total from investment operations	(1.35)	(1.17)
Distributions to shareholders:
Return of capital	(0.27)	(0.25)
Income	—	(0.13)
Total distributions to shareholders	(0.27)	(0.38)
Net asset value, end of period	$2.14	$3.76
Total Return, at Net Asset Value[3]	(36.16)%	(22.96)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$151	$7
Ratio of expenses to average net assets:[8]
Before (waivers) and deferred tax expense/(benefit)	3.39%	3.54%
Expense (waivers)	(0.31)%[4]	(0.26)%[4]
Net of (waivers) and before deferred tax expense/(benefit)[5]	3.08%	3.28%
Deferred tax expense/(benefit)[6]	—%	—%
Total expenses/(benefit)	3.08%	3.28%

Ratio of Investment Income/(Loss) to Average Net Assets:[8]
Before (waivers) and deferred tax benefit/(expense)	(2.69)%	(2.02)%
Expense (waivers)	(0.31)%[4]	(0.26)%[4]
Net of expense (waivers) and before deferred tax benefit/(expense)	(2.38)%	(1.76)%
Deferred tax benefit/(expense)[7]	—%	—%
Net investment income/(loss)	(2.38)%	(1.76)%
Portfolio turnover rate	88%	52%

1.	Shares commenced operations after the close of business on May 24, 2019.
2.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
5.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.88% and 1.96%, for the period ended May 31, 2020 and the year ended November 30, 2019, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $22 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

15                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class Y	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$3.88	$5.15	$6.02	$7.38	$7.40	$13.07
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.03)	(0.06)	(0.14)	(0.16)	(0.13)	(0.14)
Return of capital[1]	0.14	0.36	0.43	0.40	0.39	0.50
Net realized and unrealized gains/(losses)	(1.50)	(0.91)	(0.50)	(0.94)	0.38	(5.37)
Total from investment operations	(1.39)	(0.61)	(0.21)	(0.70)	0.64	(5.01)
Distributions to shareholders:
Return of capital	(0.27)	(0.44)	(0.66)	(0.35)	(0.66)	(0.66)
Income	—	(0.22)	—	(0.31)	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.66)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$2.22	$3.88	$5.15	$6.02	$7.38	$7.40
Total Return, at Net Asset Value[2]	(36.24)%	(13.89)%	(4.39)%	(10.65)%	10.10%	(39.62)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,035	$42,164	$63,044	$80,663	$72,258	$84,500
Ratio of Expenses to Average Net Assets:[8]
Before (waivers) and deferred tax expense/(benefit)	2.97%	3.02%	2.84%	2.34%	2.37%	2.09%
Expense (waivers)	(0.36)%[3]	(0.26)%[3]	(0.02)%[3,4]	(0.01)%[4]	—%	—%
Net of (waivers) and before deferred tax expense/(benefit)[5]	2.61%	2.76%	2.82%	2.33%	2.37%	2.09%
Deferred tax expense/(benefit)[6]	—%	—%	0.01%	—%	—%	(7.32)%
Total expenses/(benefit)	2.61%	2.76%	2.83%	2.33%	2.37%	(5.23)%

Ratio of Investment Income/(Loss) to Average Net Assets:[8]
Before (waivers) and deferred tax benefit/(expense)	(2.27)%	(1.50)%	(2.31)%	(2.22)%	(1.89)%	(1.74)%
Expense (waivers)	(0.36)%[3]	(0.26)%[3]	(0.02)%[3,4]	(0.01)%[4]	—%	—%
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.91)%	(1.24)%	(2.29)%	(2.21)%	(1.89)%	(1.74)%
Deferred tax benefit/(expense)[7]	—%	—%	—%	—%	—%	0.46%
Net investment income/(loss)	(1.91)%	(1.24)%	(2.29)%	(2.21)%	(1.89)%	(1.28)%
Portfolio turnover rate	88%	52%	44%	46%	45%	39%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
4.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
5.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.41%, 1.44%, 1.71%, 1.72%, 1.79%, and 1.64%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $36,641 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

16                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

Class R5	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019[1]
Per Share Operating Data
Net asset value, beginning of period	$3.78	$5.31
Income/(loss) from investment operations:
Net investment loss[2]	(0.03)	(0.03)
Return of capital[2]	0.15	0.17
Net realized and unrealized loss on investments	(1.48)	(1.29)
Total from investment operations	(1.36)	(1.15)
Distributions to shareholders:
Return of capital	(0.27)	(0.25)
Income	—	(0.13)
Return of capital	(0.27)	(0.38)
Net asset value, end of period	$2.15	$3.78
Total Return, at Net Asset Value[3]	(36.24)%	(22.55)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4	$7
Ratio of expenses to average net assets:[8]
Before (waivers) and deferred tax expense/(benefit)	2.93%	2.94%
Expense (waiver)	(0.43)%[4]	(0.26)%[4]
Net of (waivers) and before deferred tax expense/(benefit)[5]	2.50%	2.68%
Deferred tax expense/(benefit)[6]	—%	—%
Total expenses/(benefit)	2.50%	2.68%

Ratio of Investment Income/(Loss) to Average Net Assets:[8]
Before (waivers) and deferred tax benefit/(expense)	(2.23)%	(1.42)%
Expense (waivers)	(0.43)%[4]	(0.26)%[4]
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.80)%	(1.16)%
Deferred tax benefit/(expense)[7]	—%	—%
Net investment income/(loss)	(1.80)%	(1.16)%
Portfolio turnover rate	88%	52%

1.	Shares commenced operations after the close of business on May 24, 2019.
2.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
5.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.30% and 1.36%, for the period ended May 31, 2020 and the year ended November 30, 2019, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $5 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

17                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class R6	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$3.93	$5.20	$6.06	$7.41	$7.41	$13.06
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.03)	(0.06)	(0.13)	(0.15)	(0.11)	(0.12)
Return of capital[1]	0.16	0.39	0.43	0.40	0.39	0.50
Net realized and unrealized gains/(losses)	(1.54)	(0.94)	(0.50)	(0.94)	0.38	(5.37)
Total from investment operations	(1.41)	(0.61)	(0.20)	(0.69)	0.66	(4.99)
Distributions to shareholders:
Return of capital	(0.27)	(0.44)	(0.66)	(0.35)	(0.66)	(0.66)
Income	—	(0.22)	—	(0.31)	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.66)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$2.25	$3.93	$5.20	$6.06	$7.41	$7.41
Total Return, at Net Asset Value[2]	(36.14)%	(13.73)%	(4.18)%	(10.47)%	10.37%	(39.50)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115	$299	$739	$842	$424	$311
Ratio of Expenses to Average Net Assets:[7]
Before (waivers) and deferred tax expense/(benefit)	2.93%	2.88%	2.67%	2.16%	2.17%	1.91%
Expense (waivers)	(0.48)%[3]	(0.26)%[3]	(0.02)%[3]	—%	—%	—%
Net of (waivers) and before deferred tax expense/(benefit)[4]	2.45%	2.62%	2.65%	2.16%	2.17%	1.91%
Deferred tax expense/(benefit)[5]	—%	—%	0.01%	—%	—%	(7.32)%
Total expenses/(benefit)	2.45%	2.62%	2.66%	2.16%	2.17%	(5.41)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before (waivers) deferred tax benefit/(expense)	(2.23)%	(1.36)%	(2.14)%	(2.04)%	(1.69)%	(1.56)%
Expense (waivers)	(0.48)%[3]	(0.26)%[3]	(0.02)%[3]	—%	—%	—%
Net of expense (waivers) before deferred tax benefit/(expense)	(1.75)%	(1.10)%	(2.12)%	(2.04)%	(1.69)%	(1.56)%
Deferred tax benefit/(expense)[6]	—%	—%	—%	—%	—%	0.46%
Net investment income/(loss)	(1.75)%	(1.10)%	(2.12)%	(2.04)%	(1.69)%	(1.10)%
Portfolio turnover rate	88%	52%	44%	46%	45%	39%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
4.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be1.25%, 1.30%, 1.55%, 1.55%, 1.59%, and 1.46%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016 and November 30, 2015, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $191 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

18                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Notes to Financial Statements

May 31, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer SteelPath MLP Alpha Plus Fund (the “Fund”) is a separate series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) . The Trust is organized as a Delaware statutory trust, as amended (the “1940 Act”), as an open-end management investment company authorized to an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

19                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investments reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships — The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP. The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2020, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.4 percent for state and local tax, net of federal tax expense.

20                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

The alternative minimum tax (“AMT”) requirements were repealed with the enactment of H.R. 1, Tax Cuts and Jobs Act (the “TCJA”), for tax years beginning after December 31, 2017. Any past alternative minimum taxes paid by the Fund do qualify for substantial refundability under the TCJA with AMT credit carryforwards becoming partially refundable prior to, or fully refundable for tax years beginning in 2021.

The Fund’s income tax provision consists of the following as of May 31, 2020:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—
Deferred tax (expense) benefit
Federal	$10,053,709
State	670,247
Valuation allowance	(10,723,956)
Total deferred tax (expense) benefit	$—

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$10,016,669	21.00%
State income taxes net of federal benefit	667,778	1.40%
Effect of permanent differences	39,509	0.08%
Change in valuation allowance	(10,723,956)	(22	.48)%
Total income tax (expense) benefit	$—	0.00%

For the six months ended May 31, 2020 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 0% differed from the combined federal and state statutory tax rate of 22.40% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2020, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes resulting from the enactment of the TCJA were considered by the Fund in assessing the recoverability of its deferred tax assets. Specifically, the TCJA eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2020.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

21                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2020 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) – Federal	$6,005,374
Net operating loss carryforward (tax basis) – State	642,613
Net unrealized losses on investment securities (tax basis)	8,882,646
Excess business interest expense carryforward	25,461
Capital loss carryforward (tax basis)	26,799,465
Valuation allowance	(42,355,559)
Total deferred tax asset	—
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$—
Total deferred tax liability	—
Total net deferred tax asset/(liability)	$—

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2020, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2020, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2036	$21,439,074
Total expiring net operating loss carryforwards	21,439,074
Total non-expiring net operating loss carryforwards	$7,156,738
Total net operating loss carryforwards	$28,595,812

During the six months ended May 31, 2020, the Fund estimates that it will utilize $8,158,215 of net operating loss carryforward.

At May 31, 2020, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2020	$36,062,893
11/30/2021	36,577,191
11/30/2023	3,939,195
11/30/2025	43,061,188
Total	$119,640,467

At May 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$162,441,352
Gross Unrealized Appreciation	$5,456,904
Gross Unrealized Depreciation	(45,098,897)
Net Unrealized Appreciation (Depreciation) on Investments	$(39,641,993)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

22                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

I.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash and includes cash collateral received.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $3 billion	1.25%
Next $2 billion	1.23%
Over $5 billion	1.20%

For the six months ended May 31, 2020, the effective advisory fees incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.60%, 2.08%, 1.61%, 1.51% and 1.46%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expense after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. See Note 10.

The Fund’s total annual operating expenses after fee waiver and/or expense reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense/(benefit) and interest expense are excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased/(decreased) by the amount of this expense. See Note 10.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2020, advisory fees of $58,594 were waived.

Effective November 1, 2018, the Adviser has voluntarily agreed to reduce its advisory fee by 0.25% of the Fund’s daily net assets. The advisory fee reduction is a voluntary undertaking and may be terminated by the Adviser in consultation with the Board at any time. For the six months ended May 31, 2020, the Adviser has voluntarily waived $50,214, $31,960, $28, $47,397, $7, and $247 for Class A, Class C, Class R, Class Y, Class R5, and Class R6, respectively. Amounts previously waived are not eligible for recoupment.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB Fund Services. For the six months ended May 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or

23                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2020, IDI advised the Fund that IDI retained $4,843 in front-end sales commissions from the sale of Class A shares and $0 and $912 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six month period May 31, 2020, the Fund engaged in transactions with affiliates as listed: Securities purchases of $3,094,708 and securities sales of $4,910,056, which resulted in net realized losses of ($4,063,933).

NOTE 5—Trustees’ and Officer Fees and Benefits

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities, if applicable. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank n.a the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian

24                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2020 was $123,572,090 and $116,627,186 respectively.

NOTE 8—Share Information

The Fund has authorized an unlimited number of shares of beneficial interest in each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2020 (unaudited)[2]		Year Ended November 30, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	7,474,343	$22,202,051	4,391,685	$22,484,612
Dividends and/or distributions reinvested	1,358,299	3,238,924	1,412,062	7,028,794
Redeemed	(4,318,315)	(10,274,015)	(6,095,418)	(28,282,824)
Net increase/(decrease)	4,514,327	$15,166,960	(291,671)	$1,230,582

Class C
Sold	5,956,432	$17,258,081	1,967,461	$9,389,678
Dividends and/or distributions reinvested	1,185,298	2,516,224	1,174,322	5,489,104
Redeemed	(1,449,874)	(3,769,742)	(5,905,753)	(25,860,428)
Net increase/(decrease)	5,691,856	$16,004,563	(2,763,970)	$(10,981,646)

Class R1
Sold	68,411	$122,838	1,818	$10,000
Dividends and/or distributions reinvested	633	950	—	—
Redeemed	—	—	—	—
Net increase/(decrease)	69,044	$123,788	1,818	$10,000

Class Y
Sold	11,175,977	$27,213,842	7,067,909	$36,800,108
Dividends and/or distributions reinvested	1,498,766	3,516,027	1,429,071	7,369,227
Redeemed	(8,641,628)	(21,284,219)	(9,873,348)	(49,498,610)
Net increase/(decrease)	4,033,115	$9,445,650	(1,376,368)	$(5,329,275)

Class R5[1]
Sold	—	$—	1,818	$10,000
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase/(decrease)	—	$—	1,818	$10,000

Class R6
Sold	4,011	$16,826	19,261	$98,129
Dividends and/or distributions reinvested	5,824	15,460	12,877	68,468
Redeemed	(34,824)	(139,427)	(98,315)	(550,768)
Net increase/(decrease)	(24,989)	$(107,141)	(66,177)	$(384,171)

1.	Class R and R5 shares commenced operations after the close of business on May 24, 2019.
2.

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Borrowing Agreement

The Fund, along with Invesco Oppenheimer SteelPath MLP Alpha Fund, Invesco Oppenheimer SteelPath MLP Income Fund, and Invesco Oppenheimer SteelPath MLP Select 40 Fund (collectively, the “Trust”), is a borrower in a $700 million revolving credit agreement (the “Loan Agreement”) with a

25                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

major lending institution (the “Lender”). The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. As the Loan Agreement is not available exclusively to the Fund, the Fund may not be able to borrow all of its requested amounts at any given time. Amounts borrowed under the Loan Agreement, if any, are invested by the Fund under the direction of the Adviser consistent with the Fund’s investment objective and policies, and as such, the related investments are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. The borrowing, if any, is fully collateralized throughout the term of the borrowing with securities or other assets of the Fund. The Fund is not liable for borrowings of other Funds in the Trust. If applicable, securities that have been pledged as collateral for the borrowing are indicated in the Schedule of Investments.

Borrowings under the Loan Agreement are charged interest at a calculated rate computed by the Lender based on the one month LIBOR rate plus 0.75% per annum. An unused commitment fee at the rate of 0.30% per annum is charged for any undrawn portion of the credit facility, and each series of the Trust will pay its pro rata share of this fee. A facility fee of 0.10% was charged on the commitment amount, and each series of the Trust paid its pro rata share of this fee. The borrowing is due November 15, 2020, unless another date is mutually agreed upon by the parties of the Loan Agreement. For the six months ended May 31, 2020, the Fund paid $243,801 in borrowing fees. The Fund’s payable on borrowing balance and interest rate at May 31, 2020 was $23,000,000 and 1.12%, respectively.

Information related to the Fund’s borrowings under the Loan Agreement for the six months ended May 31, 2020, is as follows:

Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
2.24%	$31,650,273	366	$353,894	$49,000,000

NOTE 10—Remediation Note

Subsequent to the period ended November 30, 2019, the Fund determined that the valuation allowance related to the deferred tax asset included in the calculation of the net asset values per share (“NAV”) upon which the shareholders transacted had not been properly accounted for during the period that includes days between December 1, 2014 through March 6, 2020 (“overstatement period”). Specifically, it was determined that the realizability of the deferred tax asset did not meet the “more likely than not” evaluation criterion provided by ASC 740, Income Taxes, resulting in the overstatement of the deferred tax asset and corresponding understatement of the valuation allowance. As a result, the Fund’s NAVs have been corrected during certain days of the overstatement period.

Invesco is assessing the extent to which shareholders who transacted in the Fund during the overstatement period were negatively impacted by the overstatement of the Fund’s deferred tax asset, including the Fund’s overpayment of asset-based fees to affiliates. Invesco is preparing a remediation plan that contemplates payments by Invesco to shareholders whose accounts or transactions were negatively impacted by the overstatement of the NAVs during the overstatement period. The method of determining the actual remediation payments to be paid to individual shareholders is subject to various factors that are not yet certain and information that is not yet readily available, including retrieval of beneficial owner data for Fund shares held in omnibus accounts. The Fund’s Board has directed Invesco to proceed with the remediation plan with any remediation payments to be made directly to affected shareholders outside of the Fund, and that no remediation payments be made to the Fund unless or until the Board were to approve so in the future. The Fund is estimated to have over paid $1,038,000 in asset-based fees to affiliates as a result of the overstatement of the deferred tax asset, such amount which will be included in the calculation of remediation payments. Accordingly, all shareholder remediation payments are intended to be made directly to affected shareholders and not to the Fund and therefore no provision for such remediation payments have been made in the Fund’s financial statements. No remediation payments will be made by the Fund.

NOTE 11—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12—Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer SteelPath MLP Alpha Plus Fund to Invesco SteelPath MLP Alpha Plus Fund.

26                         Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Explore High-Conviction Investing with Invesco

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

O-SPMAP-SAR-1 072720

Semiannual Report	May 31, 2020
Invesco Oppenheimer SteelPath MLP Income Fund

2	Fund Performance
6	Fund Expenses
8	Schedule of Investments
10	Financial Statements
13	Financial Highlights
19	Notes to Financial Statements

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Fund Performance

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/2020

Class A Shares of the Fund			S&P 500 Index	Alerian MLP Index
	Without Sales Charge	With Sales Charge
6-Month	(25.64)%	(29.71)%	(2.10)%	(24.26)%
1-Year	(34.67)%	(38.26)%	12.84%	(34.74)%
5-Year	(12.23)%	(13.22)%	9.86%	(12.93)%
10-year	(2.14)%	(2.69)%	13.15%	(0.06)%
Since Inception (3/31/10)	(2.30)%	(2.84)%	12.18%	(0.28)%

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer SteelPath MLP Income Fund (the predecessor fund). Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and fee agreements, if any. Fund literature is available at invesco.com.

2                         Invesco Oppenheimer SteelPath MLP Income Fund

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP AND RELATED ENTITIES HOLDINGS

Energy Transfer LP	13.27%
MPLX LP	12.08%
Sunoco LP	9.80%
USA Compression Partners LP	6.98%
Western Midstream Partners LP	6.73%
Genesis Energy LP	5.06%
Antero Midstream Corp	4.94%
NuStar Energy LP	4.81%
EnLink Midstream LLC	3.96%
Suburban Propane Partners LP	3.86%

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2020, and are based on net assets.

SECTOR ALLOCATION

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2020 and are based on total market value of investments.

For more current Fund holdings, please visit invesco.com.

3                         Invesco Oppenheimer SteelPath MLP Income Fund

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/2020
			Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
CLASS A	(MLPDX	)	3/31/10	(25.64)%	(34.67)%	(12.23)%	(2.14)%	(2.30)%
CLASS C	(MLPRX	)	6/10/11	(25.71)%	(35.08)%	(12.84)%		(4.85)%
CLASS R [1]	(SPNNX	)	5/24/19	(25.70)%	(34.86)%	(12.46)%	(2.38)%
CLASS Y	(MLPZX	)	3/31/10	(25.55)%	(34.54)%	(12.02)%	(1.90)%	(2.08)%
CLASS R5 [1]	(SPMQX	)	5/24/19	(25.39)%	(34.45)%	(12.17)%	(2.10)%
CLASS R6 [2]	(OSPMX	)	6/28/13	(25.39)%	(34.47)%	(11.94)%		(7.63)%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/2020
			Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
CLASS A	(MLPDX	)	3/31/10	(29.71)%	(38.26)%	(13.22)%	(2.69)%	(2.84)%
CLASS C	(MLPRX	)	6/10/11	(26.38)%	(35.61)%	(12.84)%		(4.85)%
CLASS R [1]	(SPNNX	)	5/24/19	(25.70)%	(34.86)%	(12.46)%	(2.38)%
CLASS Y	(MLPZX	)	3/31/10	(25.55)%	(34.54)%	(12.02)%	(1.90)%	(2.08)%
CLASS R5 [1]	(SPMQX	)	5/24/19	(25.39)%	(34.45)%	(12.17)%	(2.10)%
CLASS R6 [2]	(OSPMX	)	6/28/13	(25.39)%	(34.47)%	(11.94)%		(7.63)%

1.

Class R and Class R5 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

2.	Class I shares of the predecessor fund were reorganized as Class R6 shares on May 24, 2019.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class Y, and Class R6 shares, respectively, of the Fund. Class R and Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Alerian MLP Index. The S&P 500 Index is a broad-based measure of domestic stock performance. The Alerian MLP Index is a composite of the 50 most prominent Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The Alerian MLP Index, which is calculated using a float-adjusted, capitalization weighted methodology, is disseminated real-time on a total-return basis. The returns for the S&P 500 Index and Alerian MLP Index are calculated pre-tax, while the Fund’s returns are calculated post corporate tax. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in

4                         Invesco Oppenheimer SteelPath MLP Income Fund

the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

•	The Fund’s investment strategy remained appropriate for an open-end fund;

•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Fund did not breach the 15% limit on Illiquid Investments; and

•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco.com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

5                         Invesco Oppenheimer SteelPath MLP Income Fund

Fund Expenses

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended May 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value December 01, 2019	Ending Account Value May 31, 2020	Expenses Paid During 6 Months Ended May 31, 2020[1,2]
CLASS A	$1,000.00	$743.60	$6.36
CLASS C	1,000.00	742.90	9.76
CLASS R	1,000.00	743.00	7.45
CLASS Y	1,000.00	744.50	5.23
CLASS R5	1,000.00	746.10	4.98
CLASS R6	1,000.00	746.20	4.89

Hypothetical (5% return before expenses)
CLASS A	1,000.00	1,017.70	7.36
CLASS C	1,000.00	1,013.80	11.28
CLASS R	1,000.00	1,016.40	8.62
CLASS Y	1,000.00	1,019.00	6.06
CLASS R5	1,000.00	1,019.30	5.76
CLASS R6	1,000.00	1,019.40	5.65

1.

Actual expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2.

Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6                         Invesco Oppenheimer SteelPath MLP Income Fund

Those annualized expense ratios, based on the 6-month period ended May 31, 2020 for Classes A, C, R, Y, R5 and R6 are as follows:

Class	Expense Ratios
CLASS A	1.46%
CLASS C	2.24
CLASS R	1.71
CLASS Y	1.20
CLASS R5	1.14
CLASS R6	1.12

The expense ratios for Class A, C, R, and Y reflect contractual waivers and/or reimbursements of expenses by the Fund’s Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

7                         Invesco Oppenheimer SteelPath MLP Income Fund

Schedule of Investments

May 31, 2020

(Unaudited)

Description	Shares	Value
MLP Investments and Related Entities–91.5%
Gathering/Processing–31.9%
Antero Midstream Corp[1]	19,099,166	$91,294,013
DCP Midstream LP	5,726,622	62,992,842
EnLink Midstream LLC[1]	30,960,910	73,067,748
MPLX LP	11,750,000	223,132,500
Sanchez Midstream Partners LP1	1,758,705	569,996
Summit Midstream Partners LP1	11,150,202	14,606,765
Western Midstream Partners LP	13,305,706	124,275,294
Total Gathering/Processing		589,939,158

Natural Gas Pipeline Transportation–13.9%
Energy Transfer LP	30,040,783	245,132,793
EQM Midstream Partners LP	568,997	11,180,791
Total Natural Gas Pipeline Transportation		256,313,584

Other Energy–27.4%
CrossAmerica Partners LP1	3,059,477	46,198,103
GasLog Partners LP2	1,190,291	5,225,377
Global Partners LP1	2,881,379	29,390,066
Golar LNG Partners LP1,2	4,669,416	11,346,681
Hoegh LNG Partners LP2	484,142	5,020,552
KNOT Offshore Partners LP1,2	1,788,152	27,108,384
Suburban Propane Partners LP1	4,884,901	71,270,706
Sunoco LP1	7,016,751	181,032,176
USA Compression Partners LP1	10,700,459	128,940,531
Total Other Energy		505,532,576

Petroleum Pipeline Transportation–17.0%
Delek Logistics Partners LP	1,274,515	30,346,202
Genesis Energy LP1	11,656,274	93,483,317
NGL Energy Partners LP1	13,864,586	70,709,389
NuStar Energy LP1	5,110,991	88,777,914
PBF Logistics LP	2,596,128	26,999,731
Shell Midstream Partners LP	300,000	4,047,000
Total Petroleum Pipeline Transportation		314,363,553

Description	Shares	Value
Terminalling & Storage–1.3%
Blueknight Energy Partners LP1	2,140,334	$2,975,064
Martin Midstream Partners LP1	8,047,133	20,117,833
Total Terminalling & Storage		23,092,897
Total MLP Investments And Related Entities (identified cost $2,616,494,663)		1,689,241,768

Preferred MLP Investments and Related Entities–2.9%
Gathering/Processing–0.6%
Crestwood Equity Partners LP, 9.25%[3]	1,562,627	10,360,217

Petroleum Pipeline Transportation–1.6%
GPM Petroleum LP, 10%[1,3,4,5] (Cost $17,278,324)	1,500,000	29,970,000

Terminalling & Storage–0.7%
Altera Infrastructure LP, 7.25%[1,2,3]	592,198	9,250,133
Blueknight Energy Partners LP, 11%[1,3,6]	799,993	4,279,962
Total Terminalling & Storage		13,530,095
Total Preferred MLP Investments And Related Entities (identified cost $39,970,587)		53,860,312

Short-Term Investments–6.9%
Money Market–6.9%
Fidelity Treasury Portfolio, Institutional Class, 0.107%[7]	127,249,796	127,249,796
Total Short-Term Investments (identified cost $127,249,796)		127,249,796
TOTAL INVESTMENTS–101.3% (identified cost $2,783,715,046)		1,870,351,876
LIABILITIES IN EXCESS OF OTHER ASSETS–(1.3)%		(23,680,845)
NET ASSETS–100%		$1,846,671,031

Investment Abbreviations

LLC	– Limited Liability Company
LP	– Limited Partnership

Footnotes to Schedule of Investments

1.

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended May 31, 2020, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2019	Gross Additions	Gross Reductions	Shares May 31, 2020
MLP Investments and Related Entities
Antero Midstream Corp[i]	29,751,400	14,326,786	(24,979,020)	19,099,166
Blueknight Energy Partners LP	2,140,334	—	—	2,140,334
CrossAmerica Partners LP	3,059,477	—	—	3,059,477
Enlink Midstream LLC	14,700,910	16,260,000	—	30,960,910
Genesis Energy LP	9,956,274	1,700,000	—	11,656,274
Global Partners LP	2,881,379	—	—	2,881,379

See accompanying Notes to Financial Statements.

8                         Invesco Oppenheimer SteelPath MLP Income Fund

	Shares November 30, 2019	Gross Additions	Gross Reductions	Shares May 31, 2020
Golar LNG Partners LP	4,669,416	—	—	4,669,416
KNOT Offshore Partners LP	1,788,152	—	—	1,788,152
Martin Midstream Partners LP	8,047,133	—	—	8,047,133
NGL Energy Partners LP	13,664,586	200,000	—	13,864,586
NuStar Energy LPi	7,625,269	200,000	(2,714,278)	5,110,991
Sanchez Midstream Partners LP	1,758,705	—	—	1,758,705
Sprague Resources LPi	1,638,339	—	(1,638,339)	—
Suburban Propane Partners LP	4,584,901	300,000	—	4,884,901
Summit Midstream Partners LP	11,150,202	—	—	11,150,202
Sunoco LP	9,584,958	—	(2,568,207)	7,016,751
Tallgrass Energy LPi	9,911,662	—	(9,911,662)	—
USA Compression Partners LP	10,650,459	50,000	—	10,700,459
Preferred MLP Investments and Related Entities
Altera Infrastructure LP–Preferredii	592,198	—	—	592,198
Blueknight Energy Partners LP–Preferred	799,993	—	—	799,993
GPM Petroleum LP–Preferrediii	1,500,000	—	—	1,500,000

	Value May 31, 2020	Dividends and Distributions				Change in Unrealized Appreciation/ Depreciation
		Return of Capital	Capital Gains	Income	Realized Gain/(Loss)
MLP Investments and Related Entities
Antero Midstream Corp[i]	$91,294,013	$13,061,740	$—	$2,675,296	$(103,147,219)	$56,614,209
Blueknight Energy Partners LP	2,975,064	33,312	137,915	—	—	718,219
CrossAmerica Partners LP	46,198,103	3,212,451	—	—	—	(6,516,686)
Enlink Midstream LLC	73,067,748	6,755,881	—	—	—	(65,294,756)
Genesis Energy LP	93,483,317	6,988,492	235,900	—	—	(98,959,030)
Global Partners LP	29,390,066	2,647,267	—	—	—	(25,647,875)
Golar LNG Partners LP	11,346,681	1,981,700	—	—	—	(31,077,765)
KNOT Offshore Partners LP	27,108,384	718,193	—	1,141,485	—	(7,320,266)
Martin Midstream Partners LP	20,117,833	892,203	113,689	—	—	(12,385,566)
NGL Energy Partners LP	70,709,389	8,134,511	45,595	—	—	(59,143,134)
NuStar Energy LPi	88,777,914	5,797,376	77,415	—	9,791,242	(57,894,341)
Sanchez Midstream Partners LP	569,996	—	—	—	—	77,383
Sprague Resources LPi	—	1,093,591	—	—	8,609,478	(12,503,661)
Suburban Propane Partners LP	71,270,706	5,621,881	—	—	—	(30,244,683)
Summit Midstream Partners LP	14,606,765	1,322,094	71,681	—	—	(18,190,759)
Sunoco LP	181,032,176	13,685,460	—	—	11,297,558	(60,548,174)
Tallgrass Energy LPi	—	—	—	—	22,201,077	19,296,810
USA Compression Partners LP	128,940,531	10,660,620	548,612	—	—	(36,295,395)
Preferred MLP Investments and Related Entities
Altera Infrastructure LP—Preferredii	9,250,133	536,650	—	—	—	(3,123,133)
Blueknight Energy Partners LP—Preferred	4,279,963	285,998	—	—	—	421,997
GPM Petroleum LP—Preferrediii	29,970,000	1,482,199	—	—	—	1,452,199
	$994,388,782	$84,911,619	$1,230,807	$3,816,781	$(51,247,864)	$(446,564,407)

[i]	Is not an affiliate as of May 31, 2020. Was an affiliate during the period ended May 31, 2020.
ii.	Name changed from Teekay Offshore Partners effective March 24, 2020.
iii.	An affiliate due to the Manager sitting on the board.
2.	Foreign security denominated in U.S. dollars.
3.	Perpetual security. Maturity date is not applicable.
4.	Restricted security. The aggregate value of restricted securities at period end was $29,970,000, which represents 1.6% of the Fund’s net assets.
5.	The value of this security was determined using significant unobservable inputs.
6.

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

7.	Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

9                         Invesco Oppenheimer SteelPath MLP Income Fund

Statement of Assets and Liabilities

May 31, 2020

(Unaudited)

Assets:
Investments at value
Unaffiliated companies (cost $1,279,250,258)	$1,056,035,021
Affiliated companies (cost $1,504,464,788)	814,316,855
1,870,351,876
Receivables and other assets:
Receivable for beneficial interest sold	4,749,809
Prepaid taxes	224,019
Prepaid expenses	345,744
Dividends receivable	789,997
Deferred compensation	117,147
Total assets	1,876,578,592

Liabilities:
Payables and other liabilities:
Payable for investments purchased	23,873,078
Payable for beneficial interest redeemed	2,574,635
Payable to Advisor	1,313,575
Payable for distribution and service plan fees	526,764
Transfer agent fees payable	318,176
Borrowing expense payable	54,338
Trustees’ fees payable	2,665
Deferred compensation	117,147
Other liabilities	1,127,183
Total liabilities	29,907,561
Net Assets	$1,846,671,031

Composition of Net Assets
Shares of beneficial interest	$3,568,530,734
Distributable earnings (loss)	(1,721,859,703)
Net Assets	$1,846,671,031

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $843,121,276 and 288,377,210)	$2.92
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$3.09
Class C Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $465,356,305 and 177,580,668)	$2.62
Class R Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $266,277 and 91,455)	$2.91
Class Y Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $512,469,867 and 167,780,105)	$3.05
Class R5 Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $5,197 and 1,773)	$2.93
Class R6 Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $25,452,109 and 8,262,044)	$3.08

See accompanying Notes to Financial Statements.

10                         Invesco Oppenheimer SteelPath MLP Income Fund

Statement of Operations

For the Six Months Ended May 31, 2020

(Unaudited)

Investment Income
Distributions and dividends ($3,816,781 from affiliates)	$142,340,906
Less return of capital on distributions and dividends ($84,911,619 from affiliates)	(136,010,501)
Less return of capital on distributions and dividends in excess of cost basis ($1,230,807 from affiliates)	(1,949,641)
Total investment income	4,380,764

Expenses
Advisory fees	10,209,671
Distribution and service plan fees
Class A	1,207,308
Class C	2,768,542
Class R	513
Transfer agent fees
Class A	545,477
Class C	312,525
Class R	116
Class Y	340,221
Class R5	1
Class R6	806
Borrowing fees	453,276
Administrative fees	349,358
Tax expense	179,450
Custody fees	98,819
Legal, auditing, and other professional fees	71,985
Registration fees	71,667
Trustees’ fees	20,506
Other	117,262
Total expenses, before waivers and deferred taxes	16,747,503
Less expense waivers	(326,932)
Net expenses, before deferred taxes	16,420,571
Net investment loss, before deferred taxes	(12,039,807)
Deferred tax (expense)/benefit	—
Net investment loss, net of deferred taxes	(12,039,807)

Realized and Unrealized Gain (Loss)
Net realized loss
Investments from:
Unffiliated companies (net return of capital in excess of cost basis of $718,834)
(includes net losses from securities sold to affiliates of ($47,105,967))	(195,502,174)
Affiliated companies (net return of capital in excess of cost basis of $1,230,807)	(51,247,864)
Deferred tax (expense)/benefit	—
Net realized losses, net of deferred taxes	(246,750,038)
Net change in unrealized appreciation/(depreciation) on:
Investment transaction in:
Unaffiliated companies	36,713,466
Affiliated companies	(446,564,407)
Deferred tax (expense)/benefit	—
Net change in unrealized appreciation/(depreciation), net of deferred taxes	(409,850,941)
Net (Decrease) in Net Assets Resulting from Operations	$(668,640,786)

See accompanying Notes to Financial Statements.

11                         Invesco Oppenheimer SteelPath MLP Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Operations
Net investment income/(loss), net of deferred taxes	$(12,039,807)	$(39,548,067)
Net realized gains/(losses) on investments, net of deferred taxes	(246,750,038)	29,834,523
Net change in unrealized appreciation/(depreciation), net of deferred taxes	(409,850,941)	(108,626,844)
Change in net assets resulting from operations	(668,640,786)	(118,340,388)

Distributions to shareholders from return of capital:
Class A shares	(78,003,126)	(174,975,492)
Class C shares	(49,060,825)	(119,553,991)
Class R shares	(17,878)	(6,505)
Class Y shares	(46,726,719)	(106,411,983)
Class R5 shares	(504)	(706)
Class R6 shares	(2,235,139)	(3,595,204)
Distributions to shareholders from return of capital	(176,044,191)	(404,543,881)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions
Class A shares	56,565,251	146,868,341
Class C shares	(5,683,936)	16,907,048
Class R shares	186,130	197,539
Class Y shares	33,919,126	29,537,971
Class R5 shares	—	10,000
Class R6 shares	14,617,712	8,008,434
Change in net assets resulting from beneficial interest transactions	99,604,283	201,529,333
Change in net assets	(745,080,694)	(321,354,936)

Net Assets
Beginning of period	2,591,751,725	2,913,106,661
End of period	$1,846,671,031	$2,591,751,725

See accompanying Notes to Financial Statements.

12                         Invesco Oppenheimer SteelPath MLP Income Fund

Financial Highlights

	Six Months Ended May 31, 2020	Year Ended November 30,
Class A	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$4.32	$5.14	$5.92	$7.10	$7.16	$11.01
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.02)	(0.06)	(0.08)	(0.08)	(0.08)	(0.08)
Return of capital[1]	0.17	0.40	0.44	0.39	0.41	0.48
Net realized and unrealized gains/(losses)	(1.27)	(0.48)	(0.46)	(0.78)	0.39	(3.47)
Total from investment operations	(1.12)	(0.14)	(0.10)	(0.47)	0.72	(3.07)
Distributions to shareholders:
Return of capital	(0.28)	(0.68)	(0.68)	(0.62)	(0.78)	(0.78)
Income	—	—	— [2]	(0.09)	—	—
Total distributions to shareholders	(0.28)	(0.68)	(0.68)	(0.71)	(0.78)	(0.78)
Net asset value, end of period	$2.92	$4.32	$5.14	$5.92	$7.10	$7.16
Total Return, at Net Asset Value[3]	(25.64)%	(3.89)%	(2.23)%	(7.58)%	11.74%	(29.28)%

Ratios /Supplemental Data
Net assets, end of period (in thousands)	$843,121	$1,162,368	$1,246,886	$1,378,553	$1,597,534	$1,247,161
Ratio of Expenses to Average Net Assets:[8]
Before (waivers) and deferred tax expense/(benefit)	1.49%	1.50%	1.55%	1.53%	1.59%	1.51%
Expense (waivers)	(0.03)%	(0.05)%	(0.10)%[4]	(0.11)%[4]	(0.12)%	(0.11)%
Net of (waivers) and before deferred tax expense/(benefit)[5]	1.46%	1.45%	1.45%	1.42%	1.47%	1.40%
Deferred tax expense/(benefit)[6]	—%	—%	—%	—%	—%	(6.93)%
Total expenses/(benefit)	1.46%	1.45%	1.45%	1.42%	1.47%	(5.53)%

Ratio of Investment Income/(Loss) to Average Net Assets:[8]
Before (waivers) and deferred tax benefit/(expense)	(1.07)%	(1.22)%	(1.46)%	(1.29)%	(1.28)%	(1.29)%
Expense (waivers)	(0.03)%	(0.05)%	(0.10)%[4]	(0.11)%[4]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.04)%	(1.17)%	(1.36)%	(1.18)%	(1.16)%	(1.18)%
Deferred tax benefit/(expense)[7]	—%	—%	—%	—%	—%	0.33%
Net investment income/(loss)	(1.04)%	(1.17)%	(1.36)%	(1.18)%	(1.16)%	(0.85)%
Portfolio turnover rate	33%	35%	30%	17%	22%	18%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.	Rounds to less than ($.005) per share.
3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
5.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.40%, 1.41%, 1.41%, 1.41%, 1.45%, and 1.37%, for the period ended May 31, 2020 and the years November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $932,924 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

13                         Invesco Oppenheimer SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class C	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$3.92	$4.76	$5.57	$6.77	$6.91	$10.73
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.03)	(0.09)	(0.12)	(0.13)	(0.12)	(0.15)
Return of capital[1]	0.16	0.37	0.44	0.39	0.41	0.48
Net realized and unrealized gains/(losses)	(1.15)	(0.44)	(0.45)	(0.75)	0.35	(3.37)
Total from investment operations	(1.02)	(0.16)	(0.13)	(0.49)	0.64	(3.04)
Distributions to shareholders:
Return of capital	(0.28)	(0.68)	(0.68)	(0.62)	(0.78)	(0.78)
Income	—	—	— [2]	(0.09)	—	—
Total distributions to shareholders	(0.28)	(0.68)	(0.68)	(0.71)	(0.78)	(0.78)
Net asset value, end of period	$2.62	$3.92	$4.76	$5.57	$6.77	$6.91
Total Return, at Net Asset Value[3]	(25.71)%	(4.68)%	(2.95)%	(8.27)%	10.97%	(29.78)%

Ratios /Supplemental Data
Net assets, end of period (in thousands)	$465,357	$690,751	$823,980	$973,023	$1,139,524	$1,008,201
Ratio of Expenses to Average Net Assets:[8]
Before (waivers) and deferred tax expense/(benefit)	2.27%	2.29%	2.33%	2.31%	2.40%	2.27%
Expense (waivers)	(0.03)%	(0.05)%	(0.10)%[4]	(0.11)%[4]	(0.12)%	(0.11)%
Net of (waivers) and before deferred tax expense/(benefit)[5]	2.24%	2.24%	2.23%	2.20%	2.28%	2.16%
Deferred tax expense/(benefit)[6]	—%	—%	—%	—%	—%	(6.93)%
Total expenses/(benefit)	2.24%	2.24%	2.23%	2.20%	2.28%	(4.77)%

Ratio of Investment Income/(Loss) to Average Net Assets:[8]
Before (waivers) and deferred tax benefit/(expense)	(1.84)%	(2.01)%	(2.24)%	(2.07)%	(2.09)%	(2.05)%
Expense (waivers)	(0.03)%	(0.05)%	(0.10)%[4]	(0.11)%[4]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.81)%	(1.96)%	(2.14)%	(1.96)%	(1.97)%	(1.94)%
Deferred tax benefit/(expense)[7]	—%	—%	—%	—%	—%	0.33%
Net investment income/(loss)	(1.81)%	(1.96)%	(2.14)%	(1.96)%	(1.97)%	(1.61)%
Portfolio turnover rate	33%	35%	30%	17%	22%	18%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.	Rounds to less than ($.005) per share
3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
5.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 2.18%, 2.20%, 2.19%, 2.19%, 2.26%, and 2.13%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $534,665 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

14                         Invesco Oppenheimer SteelPath MLP Income Fund

Financial Highlights—(continued)

Class R	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019[1]
Per Share Operating Data
Net Asset Value, Beginning of Period	$4.31	$5.46
Income/(loss) from investment operations:
Net investment income/(loss)[2]	(0.09)	(0.03)
Return of capital[2]	0.72	0.19
Net realized and unrealized gains/(losses)	(1.75)	(0.91)
Total from investment operations	(1.12)	(0.75)
Distributions to shareholders:
Return of capital	(0.28)	(0.40)
Income	—	—
Total distributions to shareholders	(0.28)	(0.40)
Net asset value, end of period	$2.91	$4.31
Total Return, at Net Asset Value[3]	(25.70)%	(14.41)%

Ratios /Supplemental Data
Net assets, end of period (in thousands)	$266	$166
Ratio of Expenses to Average Net Assets:[4,8]
Before (waivers) and deferred tax expense/(benefit)	1.74%	1.71%
Expense (waivers)	(0.03)%	(0.05)%
Net of (waivers) and before deferred tax expense/(benefit)[5]	1.71%	1.66%
Deferred tax expense/(benefit)[6]	—%	—%
Total expenses/(benefit)	1.71%	1.66%

Ratio of Investment Income/(Loss) to Average Net Assets:[4,8]
Before (waivers) and deferred tax benefit/(expense)	(1.32)%	(1.43)%
Expense (waivers)	(0.03)%	(0.05)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.29)%	(1.38)%
Deferred tax benefit/(expense)[7]	—%	—%
Net investment income/(loss)	(1.29)%	(1.38)%
Portfolio turnover rate	33%	35%

1.	Shares commenced operations after the close of business on May 24, 2019.
2.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.	Annualized for period less than a full year.
5.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.65% and 1.62%, for the period ended May 31, 2020 and the year ended November 30, 2019, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $199 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

15                         Invesco Oppenheimer SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class Y	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$4.49	$5.31	$6.08	$7.25	$7.27	$11.15
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.01)	(0.05)	(0.07)	(0.06)	(0.06)	(0.06)
Return of capital[1]	0.18	0.41	0.44	0.39	0.41	0.48
Net realized and unrealized gains/(losses)	(1.33)	(0.50)	(0.46)	(0.79)	0.41	(3.52)
Total from investment operations	(1.16)	(0.14)	(0.09)	(0.46)	0.76	(3.10)
Distributions to shareholders:
Return of capital	(0.28)	(0.68)	(0.68)	(0.62)	(0.78)	(0.78)
Income	—	—	— [2]	(0.09)	—	—
Total distributions to shareholders	(0.28)	(0.68)	(0.68)	(0.71)	(0.78)	(0.78)
Net asset value, end of period	$3.05	$4.49	$5.31	$6.08	$7.25	$7.27
Total Return, at Net Asset Value[3]	(25.55)%	(3.76)%	(1.99)%	(7.28)%	12.12%	(29.18)%

Ratios /Supplemental Data
Net assets, end of period (in thousands)	$512,470	$714,214	$820,187	$870,833	$816,733	$624,768
Ratio of Expenses to Average Net Assets:[8]
Before (waivers) and deferred tax expense/(benefit)	1.23%	1.24%	1.29%	1.27%	1.32%	1.26%
Expense (waivers)	(0.03)%	(0.05)%	(0.10)%[4]	(0.11)%[4]	(0.12)%	(0.11)%
Net of (waivers) and before deferred tax expense/(benefit)[5]	1.20%	1.19%	1.19%	1.16%	1.20%	1.15%
Deferred tax expense/(benefit)[6]	—%	—%	—%	—%	—%	(6.93)%
Total expenses/(benefit)	1.20%	1.19%	1.19%	1.16%	1.20%	(5.78)%

Ratio of Investment Income/(Loss) to Average Net Assets:[8]
Before (waivers) and deferred tax benefit/(expense)	(0.81)%	(0.96)%	(1.20)%	(1.03)%	(1.01)%	(1.04)%
Expense (waivers)	(0.03)%	(0.05)%	(0.10)%[4]	(0.11)%[4]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.78)%	(0.91)%	(1.10)%	(0.92)%	(0.89)%	(0.93)%
Deferred tax benefit/(expense)[7]	—%	—%	—%	—%	—%	0.33%
Net investment income/(loss)	(0.78)%	(0.91)%	(1.10)%	(0.92)%	(0.89)%	(0.60)%
Portfolio turnover rate	33%	35%	30%	17%	22%	18%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.	Rounds to less than ($.005) per share.
3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
5.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.14%, 1.15%, 1.15%, 1.15%, 1.18%, and 1.12%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, and November 30, 2016, and November 30, 2015, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $582,134 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

16                         Invesco Oppenheimer SteelPath MLP Income Fund

Financial Highlights—(continued)

Class R5	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019[1]
Per Share Operating Data
Net Asset Value, Beginning of Period	$4.32	$5.46
Income/(loss) from investment operations:
Net investment income/(loss)[2]	(0.01)	(0.02)
Return of capital[2]	0.17	0.20
Net realized and unrealized gains/(losses)	(1.27)	(0.92)
Total from investment operations	(1.11)	(0.74)
Distributions to shareholders:
Return of capital	(0.28)	(0.40)
Income	—	—
Total distributions to shareholders	(0.28)	(0.40)
Net asset value, end of period	$2.93	$4.32
Total Return, at Net Asset Value[3]	(25.39)%	(14.23)%

Ratios /Supplemental Data
Net assets, end of period (in thousands)	$5	$8
Ratio of Expenses to Average Net Assets:[4,8]
Before deferred tax expense/(benefit)[5]	1.14%	1.12%
Deferred tax expense/(benefit)[6]	—%	—%
Total expenses/(benefit)	1.14%	1.12%

Ratio of Investment Income/(Loss) to Average Net Assets:[4,8]
Before deferred tax benefit/(expense)	(0.72)%	(0.84)%
Deferred tax benefit/(expense)[7]	—%	—%
Net investment income/(loss)	(0.72)%	(0.84)%
Portfolio turnover rate	33%	35%

1.	Shares commenced operations after the close of business on May 24, 2019.
2.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.	Annualized for periods less than a full year.
5.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.08% and 1.08%, for the period ended May 31, 2020 and the year ended November 30, 2019, respectively.

6.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realizedand unrealized gains/losses.
7.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $6 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

17                         Invesco Oppenheimer SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class R6	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$4.52	$5.34	$6.10	$7.27	$7.29	$11.17
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.01)	(0.04)	(0.06)	(0.06)	(0.06)	(0.05)
Return of capital[1]	0.17	0.42	0.44	0.39	0.41	0.48
Net realized and unrealized gains/(losses)	(1.32)	(0.52)	(0.46)	(0.79)	0.41	(3.53)
Total from investment operations	(1.16)	(0.14)	(0.08)	(0.46)	0.76	(3.10)
Distributions to shareholders:
Return of capital	(0.28)	(0.68)	(0.68)	(0.62)	(0.78)	(0.78)
Income	—	—	— [2]	(0.09)	—	—
Total distributions to shareholders	(0.28)	(0.68)	(0.68)	(0.71)	(0.78)	(0.78)
Net asset value, end of period	$3.08	$4.52	$5.34	$6.10	$7.27	$7.29
Total Return, at Net Asset Value[3]	(25.39)%	(3.75)%	(1.82)%	(7.26)%	12.08%	(29.13)%

Ratios /Supplemental Data
Net assets, end of period (in thousands)	$25,452	$24,245	$22,054	$22,409	$19,110	$216
Ratio of Expenses to Average Net Assets:[7]
Before deferred tax expense/(benefit)[4]	1.12%	1.10%	1.11%	1.08%	1.06%	1.07%
Deferred tax expense/(benefit)[5]	—%	—%	—%	—%	—%	(6.93)%
Total expenses/(benefit)	1.12%	1.10%	1.11%	1.08%	1.06%	(5.86)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before deferred tax benefit/(expense)	(0.70)%	(0.82)%	(1.03)%	(0.84)%	(0.75)%	(0.85)%
Deferred tax benefit/(expense)[6]	—%	—%	—%	—%	—%	0.33%
Net investment income/(loss)	(0.70)%	(0.82)%	(1.03)%	(0.84)%	(0.75)%	(0.52)%
Portfolio turnover rate	33%	35%	30%	17%	22%	18%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.	Rounds to less than ($.005) per share.
3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.06%, 1.06%, 1.07%, 1.07%, 1.04%, and 1.05%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $26,075 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

18                         Invesco Oppenheimer SteelPath MLP Income Fund

Notes to Financial Statements

May 31, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer SteelPath MLP Income Fund (the “Fund”) is a separate series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust, as amended (the “1940 Act”), as an open-end management investment company authorized to an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

19                         Invesco Oppenheimer SteelPath MLP Income Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investments reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (“MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships — The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP. The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes. The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2020, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 2.0 percent for state and local tax, net of federal tax expense.

20                         Invesco Oppenheimer SteelPath MLP Income Fund

The alternative minimum tax (“AMT”) requirements were repealed with the enactment of H.R. 1, Tax Cuts and Jobs Act (the “TCJA”), for tax years beginning after December 31, 2017. Any past alternative minimum taxes paid by the Fund do qualify for substantial refundability under the TCJA with AMT credit carryforwards becoming partially refundable prior to, or fully refundable for tax years beginning in 2021.

The Fund’s income tax provision consists of the following as of May 31, 2020:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—
Deferred tax (expense) benefit
Federal	$140,298,273
State	13,361,741
Valuation allowance	(153,660,014)
Total deferred tax (expense) benefit	$—

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$140,414,565	21.00%
State income taxes net of federal benefit	13,372,816	2.00%
Effect of permanent differences	(127,367)	(0	.02)%
Change in valuation allowance	(153,660,014)	(22	.98)%
Total income tax (expense) benefit	$—	0.00%

For the six months ended May 31, 2020 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 0% differed from the combined federal and state statutory tax rate of 23% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2020, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes resulting from the enactment of the TCJA were considered by the Fund in assessing the recoverability of its deferred tax assets. Specifically, the TCJA eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2020.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

21                         Invesco Oppenheimer SteelPath MLP Income Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2020 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$150,990,082
Net operating loss carryforward (tax basis) — State	15,376,217
Excess business interest expense carryforward	13,894,977
Capital loss carryforward (tax basis)	137,239,128
Valuation Allowance	(386,024,664)
Total deferred tax asset	(68,524,260)
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$68,524,260
Total deferred tax liability	68,524,260
Total net deferred tax asset/(liability)	$—

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2020, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2020 the Fund had net operating loss carryforwards for federal income tax purposes, as follows:

Expiration date for expiring net operating loss carryforwards:
11/30/2034	$124,658,893
11/30/2035	258,649,215
11/30/2036	144,223,600
11/30/2037	63,826,450
Total expiring net operating loss carryforwards	$591,358,158
Total non-expiring net operating loss carryforwards	$127,642,231
Total net operating loss carryforwards	$719,000,389

At May 31, 2020, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2021	$314,648,780
11/30/2024	40,357,372
11/30/2025	241,685,709
Total	$596,691,861

At May 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$2,167,024,314
Gross Unrealized Appreciation	$345,724,979
Gross Unrealized Depreciation	(642,397,417)
Net Unrealized Appreciation (Depreciation) on Investments	$(296,672,438)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and

22                         Invesco Oppenheimer SteelPath MLP Income Fund

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $3 billion	0.95%
Next $2 billion	0.93%
Over $5 billion	0.90%

For the six months ended May 31, 2020, the effective advisory fees incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.35%, 2.10%, 1.60%, 1.10%, 1.08% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expense after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. See Note 10.

The Fund’s total annual operating expenses after fee waiver and/or expense reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense/(benefit) and interest expense are excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased/(decreased) by the amount of this expense. See Note 10.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2020, advisory fees of $326,932 were waived.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB Fund Services. For the six months ended May 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net

23                         Invesco Oppenheimer SteelPath MLP Income Fund

assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2020, IDI advised the Fund that IDI retained $302,795 in front-end sales commissions from the sale of Class A shares and $44,874 and $44,914 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1 —	Level 2 —	Level 3 —	Value
Assets Table
Investments, at Value:
MLP Investments and Related Entities*	$1,689,241,768	$—	$—	$1,689,241,768
Preferred MLP Investments and Related Entities*	23,890,312	—	29,970,000	53,860,312
Short-Term Investments	127,249,796	—	—	127,249,796
Total Assets	$1,840,381,876	$—	$29,970,000	$1,870,351,876

*	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Beginning balance November 30, 2019	$30,000,000
Transfers into Level 3 during the period	—
Change in unrealized appreciation/(depreciation)	1,452,199
Total realized gain/(loss)	—
Purchases	—
Payment in kind from distributions	—
Sales	—
Conversion to common shares, at cost	—
Return of capital distributions	(1,482,199)
Transfers out of Level 3 during the period	—
Ending balance May 31, 2020	$29,970,000

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at May 31, 2020 is ($30,000).

24                         Invesco Oppenheimer SteelPath MLP Income Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of May 31, 2020:

Assets Table Investments, at Value:	Value as of May 31, 2020	Valuation Technique	Unobservable input	Range of Unobservable Inputs	Unobservable Input Used
Preferred Stocks	$29,970,000	Discounted Cash Flow Model	Illiquidity Discount	N/A	10	%(a)
			Average Estimated Yield	13.1%-13.2%	13.2%
Total	$29,970,0000

(a)

The Fund fair values certain preferred shares using a discounted cash flow model, which incorporates an illiquidity discount and the expected yield based on the average yield on comparable companies’ equity. Such security’s fair valuation could decrease (increase) significantly based on an increase (decrease) in the illiquidity discount. Such security’s fair valuation could decrease (increase) significantly based on a decrease (increase) in expected yields.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six month period May 31, 2020, the Fund engaged in transactions with affiliates as listed: Securities purchases of $35,637,418 and securities sales of $57,390,734, which resulted in net realized losses of ($47,105,967).

NOTE 5—Trustees’ and Officer Fees and Benefits

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities, if applicable. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank n.a the custodian bank. Such balances, if any, at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2020 was $678,514,855 and $725,997,735 respectively.

25                         Invesco Oppenheimer SteelPath MLP Income Fund

NOTE 8—Share Information

The Fund has authorized an unlimited number of shares of beneficial interest in each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2020 (Unaudited)[2]		Year Ended November 30, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	58,984,189	$190,854,450	59,071,919	$317,298,717
Dividends and/or distributions reinvested	23,541,509	70,914,954	29,975,510	158,793,897
Redeemed	(63,362,468)	(205,204,153)	(62,265,107)	(329,224,273)
Net increase/(decrease)	19,163,230	$56,565,251	26,782,322	$146,868,341

Class C
Sold	23,675,651	$68,522,635	32,135,277	$158,691,589
Dividends and/or distributions reinvested	17,460,414	47,480,644	23,900,051	116,246,088
Redeemed	(39,604,206)	(121,687,215)	(52,944,397)	(258,030,629)
Net increase/(decrease)	1,531,859	$(5,683,936)	3,090,931	$16,907,048

Class R1
Sold	63,178	$200,575	37,266	$191,739
Dividends and/or distributions reinvested	5,987	17,374	1,180	5,800
Redeemed	(16,156)	(31,819)	—	—
Net increase/(decrease)	53,009	$186,130	38,446	$197,539

Class Y
Sold	76,579,591	$258,239,310	70,637,032	$391,713,673
Dividends and/or distributions reinvested	14,867,405	46,533,600	19,254,732	105,828,830
Redeemed	(82,801,719)	(270,853,784)	(85,235,792)	(468,004,532)
Net increase/(decrease)	8,645,277	$33,919,126	4,655,972	$29,537,971

Class R5[1]
Sold	—	$—	1,773	$10,000
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase/(decrease)	—	$—	1,773	$10,000

Class R6
Sold	4,128,042	$18,632,244	3,088,499	$17,924,592
Dividends and/or distributions reinvested	708,175	2,194,810	627,552	3,468,481
Redeemed	(1,935,063)	(6,209,342)	(2,484,539)	(13,384,639)
Net increase/(decrease)	2,901,154	$14,617,712	1,231,512	$8,008,434

1.	Class R and R5 shares commenced operations after the close of business on May 24, 2019.
2.

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Borrowing Agreement

The Fund, along with Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, Invesco Oppenheimer SteelPath MLP Alpha Fund, and Invesco Oppenheimer SteelPath MLP Select 40 Fund (collectively, the “Trust”), is a borrower in a $700 million revolving credit agreement (the “Loan Agreement”) with a major lending institution (the “Lender”). The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. As the Loan Agreement is not available exclusively to the Fund, the Fund may not be able to borrow all of its requested amounts at any given time. Amounts borrowed under the Loan Agreement, if any, are invested by the Fund under the direction of the Adviser consistent with the Fund’s investment objective and policies, and as such, the related investments are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. The borrowing, if any, is fully collateralized throughout the term of the borrowing with securities or other assets of the Fund. The Fund is not liable for borrowings of other Funds in the Trust. If applicable, securities that have been pledged as collateral for the borrowing are indicated in the Schedule of Investments.

26                         Invesco Oppenheimer SteelPath MLP Income Fund

Borrowings under the Loan Agreement are charged interest at a calculated rate computed by the Lender based on the one month LIBOR rate plus 0.75% per annum. An unused commitment fee at the rate of 0.30% per annum is charged for any undrawn portion of the credit facility, and each series of the Trust will pay its pro rata share of this fee. A facility fee of 0.10% was charged on the commitment amount, and each series of the Trust paid its pro rata share of this fee. The borrowing is due November 15, 2020, unless another date is mutually agreed upon by the parties of the Loan Agreement. For the six months ended May 31, 2020, the Fund paid $453,276 in borrowing fees. The Fund did not utilize the facility during the six months ended May 31, 2020.

NOTE 10—Remediation Note

Subsequent to the period ended November 30, 2019, the Fund determined that the valuation allowance related to the deferred tax asset included in the calculation of the net asset values per share (“NAV”) upon which the shareholders transacted had not been properly accounted for during the period that includes days between December 1, 2014 through March 6, 2020 (“overstatement period”). Specifically, it was determined that the realizability of the deferred tax asset did not meet the “more likely than not” evaluation criterion provided by ASC 740, Income Taxes, resulting in the overstatement of the deferred tax asset and corresponding understatement of the valuation allowance. As a result, the Fund’s NAVs have been corrected during certain days of the overstatement period.

Invesco is assessing the extent to which shareholders who transacted in the Fund during the overstatement period were negatively impacted by the overstatement of the Fund’s deferred tax asset, including the Fund’s overpayment of asset-based fees to affiliates. Invesco is preparing a remediation plan that contemplates payments by Invesco to shareholders whose accounts or transactions were negatively impacted by the overstatement of the NAVs during the overstatement period. The method of determining the actual remediation payments to be paid to individual shareholders is subject to various factors that are not yet certain and information that is not yet readily available, including retrieval of beneficial owner data for Fund shares held in omnibus accounts. The Fund’s Board has directed Invesco to proceed with the remediation plan with any remediation payments to be made directly to affected shareholders outside of the Fund, and that no remediation payments be made to the Fund unless or until the Board were to approve so in the future. The Fund is estimated to have over paid $11,833,000 in asset-based fees to affiliates as a result of the overstatement of the deferred tax asset, such amount which will be included in the calculation of remediation payments. Accordingly, all shareholder remediation payments are intended to be made directly to affected shareholders and not to the Fund and therefore no provision for such remediation payments have been made in the Fund’s financial statements. No remediation payments will be made by the Fund.

NOTE 11—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12—Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer SteelPath MLP Income Fund to Invesco SteelPath MLP Income Fund.

27                         Invesco Oppenheimer SteelPath MLP Income Fund

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O-SPMI-SAR-1 072720

Semiannual Report	May 31, 2020
Invesco Oppenheimer SteelPath MLP Select 40 Fund

2	Fund Performance
6	Fund Expenses
7	Schedule of Investments
9	Financial Statements
12	Financial Highlights
18	Notes to Financial Statements

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Fund Performance

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/2020

Class A Shares of the Fund			S&P 500 Index	Alerian MLP Index
	Without Sales Charge	With Sales Charge
6-Month	(27.71)%	(31.72)%	(2.10)%	(24.26)%
1-Year	(36.51)%	(39.99)%	12.84%	(34.74)%
5-Year	(11.40)%	(12.39)%	9.86%	(12.93)%
10-year	(0.84)%	(1.40)%	13.15%	(0.06)%
Since Inception (3/31/10)	(1.05)%	(1.60)%	12.18%	(0.28)%

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer SteelPath MLP Select 40 Fund (the predecessor fund). Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and fee agreements, if any. Fund literature is available at invesco.com.

2                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP AND RELATED ENTITIES HOLDINGS

Energy Transfer LP	6.71%
Sunoco LP	6.18%
NuStar Energy LP	5.65%
Westlake Chemical Partners LP	5.42%
TC PipeLines LP	5.09%
Williams Cos., Inc.	4.91%
Enterprise Products Partners LP	4.82%
Magellan Midstream Partners LP	4.78%
MPLX LP	4.61%
Targa Resources Corp.	4.32%

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2020, and are based on net assets.

SECTOR ALLOCATION

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2020 and are based on total market value of investments.

For more current Fund holdings, please visit invesco.com.

3                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/2020
			Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
CLASS A	(MLPFX	)	3/31/10	(27.71)%	(36.51)%	(11.40)%	(0.84)%	(1.05)%
CLASS C	(MLPEX	)	7/14/11	(27.97)%	(36.95)%	(12.04)%		(3.65)%
CLASS R [1]	(SPMWX	)	5/24/19	(27.76)%	(36.74)%	(11.61)%	(1.08)%
CLASS Y	(MLPTX	)	3/31/10	(27.44)%	(36.25)%	(11.15)%	(0.56)%	(0.77)%
CLASS R5 [1]	(SPMVX	)	5/24/19	(27.50)%	(36.31)%	(11.32)%	(0.79)%
CLASS R6 [2]	(OSPSX	)	6/28/13	(27.43)%	(36.19)%	(11.07)%		(6.68)%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/2020
			Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
CLASS A	(MLPFX	)	3/31/10	(31.72)%	(39.99)%	(12.39)%	(1.40)%	(1.60)%
CLASS C	(MLPEX	)	7/14/11	(28.64)%	(37.50)%	(12.04)%		(3.65)%
CLASS R [1]	(SPMWX	)	5/24/19	(27.76)%	(36.74)%	(11.61)%	(1.08)%
CLASS Y	(MLPTX	)	3/31/10	(27.44)%	(36.25)%	(11.15)%	(0.56)%	(0.77)%
CLASS R5 [1]	(SPMVX	)	5/24/19	(27.50)%	(36.31)%	(11.32)%	(0.79)%
CLASS R6 [2]	(OSPSX	)	6/28/13	(27.43)%	(36.19)%	(11.07)%		(6.68)%

1.

Class R and Class R5 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

2.	Class I shares of the predecessor fund were reorganized as Class R6 shares on May 24, 2019.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class Y, and Class R6 shares, respectively, of the Fund. Class R and Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Alerian MLP Index. The S&P 500 Index is a broad-based measure of domestic stock performance. The Alerian MLP Index is a composite of the 50 most prominent Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The Alerian MLP Index, which is calculated using a float-adjusted, capitalization weighted methodology, is disseminated real-time on a total-return basis. The returns for the S&P 500 Index and Alerian MLP Index are calculated pre-tax, while the Fund’s returns are calculated post corporate tax. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in

4                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

•	The Fund’s investment strategy remained appropriate for an open-end fund;

•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Fund did not breach the 15% limit on Illiquid Investments; and

•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco.com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

5                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Fund Expenses

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended May 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value December 01, 2019	Ending Account Value May 31, 2020	Expenses Paid During 6 Months Ended May 31, 2020[1,2]
CLASS A	$1,000.00	$722.90	$8.01
CLASS C	1,000.00	720.30	11.22
CLASS R	1,000.00	722.40	9.09
CLASS Y	1,000.00	725.60	6.95
CLASS R5	1,000.00	725.00	6.64
CLASS R6	1,000.00	725.70	6.60

Hypothetical (5% return before expenses)
CLASS A	1,000.00	1,015.70	9.37
CLASS C	1,000.00	1,012.00	13.13
CLASS R	1,000.00	1,014.50	10.63
CLASS Y	1,000.00	1,017.00	8.12
CLASS R5	1,000.00	1,017.30	7.77
CLASS R6	1,000.00	1,017.40	7.72

1.

Actual expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2.

Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Those annualized expense ratios, based on the 6-month period ended May 31, 2020 for Classes A, C, R, Y, R5 and R6 are as follows:

Class	Expense Ratios
CLASS A	1.86%
CLASS C	2.61
CLASS R	2.11
CLASS Y	1.61
CLASS R5	1.54
CLASS R6	1.53

The expense ratios for Class A, C, R, and Y reflect contractual waivers and/or reimbursements of expenses by the Fund’s Adviser. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

6                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Schedule of Investments

May 31, 2020

(Unaudited)

Description	Shares	Value
MLP Investments and Related Entities–95.9%
Diversified–9.7%
Enterprise Products Partners LP	5,112,227	$97,643,536
Williams Cos., Inc.	4,874,257	99,581,070
Total Diversified		197,224,606

Gathering/Processing–24.7%
Antero Midstream Corp	14,713,036	70,328,312
Archrock, Inc.	6,812,753	43,260,982
Crestwood Equity Partners LP	1,000	14,210
DCP Midstream LP	5,653,429	62,187,719
EnLink Midstream LLC	15,675,090	36,993,212
Hess Midstream LP, Class A1	1,652,500	32,091,550
MPLX LP	4,919,959	93,430,022
Summit Midstream Partners LP	2,756,634	3,611,191
Targa Resources Corp.	4,900,142	87,663,540
Western Midstream Partners LP	7,725,030	72,151,774
Total Gathering/Processing		501,732,512

Natural Gas Pipeline Transportation–15.9%
Energy Transfer LP	16,673,107	136,052,555
EQM Midstream Partners LP	4,263,497	83,777,716
TC PipeLines LP1	2,933,538	103,113,860
Total Natural Gas Pipeline Transportation		322,944,131

Natural Gas Pipelines–1.1%
CNX Midstream Partners LP	3,127,357	22,704,612

Other Energy–22.0%
CrossAmerica Partners LP1	2,708,461	40,897,761
CSI Compressco LP1	5,350,890	2,327,637
GasLog Partners LP2	1,239,179	5,439,996
Global Partners LP1	3,143,746	32,066,209
Golar LNG Partners LP2	1,596,408	3,879,271
Suburban Propane Partners LP	1,919,257	28,001,960
Sunoco LP1	4,858,265	125,343,237
Teekay LNG Partners LP2	1,882,017	21,003,310
USA Compression Partners LP1	6,329,903	76,275,331
Westlake Chemical Partners LP1	5,361,394	109,908,577
Total Other Energy		445,143,289

Petroleum Pipeline Transportation–22.4%
Genesis Energy LP1	7,809,614	62,633,104
Holly Energy Partners LP	4,262,004	68,873,985
Magellan Midstream Partners LP	2,136,636	96,875,076
NGL Energy Partners LP1	7,635,345	38,940,259

Description	Shares	Value
Petroleum Pipeline Transportation–(continued)
Noble Midstream Partners LP	300,000	$2,901,000
NuStar Energy LP1	6,599,232	114,628,660
PBF Logistics LP	964,498	10,030,779
Plains All American Pipeline LP	1,104,310	10,711,807
Plains GP Holdings LP, Class A	505,250	5,047,448
Shell Midstream Partners LP	3,149,593	42,488,010
Total Petroleum Pipeline Transportation		453,130,128

Production & Mining–0.1%
Alliance Resource Partners LP	405,320	1,284,864

Terminalling & Storage–0.0%
Martin Midstream Partners LP	198,139	495,348
Total MLP Investments And Related Entities (identified cost $2,920,141,075)		1,944,659,490

Private Investment in Public Equity (PIPES)–0.2%
Petroleum Pipeline Transportation–0.2%
Noble MIdstream Partners LP PIPE Units[3]	435,000	4,206,450
Total Private Investment In Public Equity (PIPES) (identified cost $8,623,745)		4,206,450

Preferred MLP Investments and Related Entities–3.6%
Gathering/Processing–0.9%
Crestwood Equity Partners LP, 9.25%[4]	2,649,095	17,563,500

Other Energy–0.7%
Global Partners LP, 9.75%[1,4,5] [3-Month USD Libor + 677.4]	600,000	14,082,000

Petroleum Pipeline Transportation–2.0%
GPM Petroleum LP, 10%[1,3,4,6] (Cost $23,043,994)	2,000,000	39,960,000
Total Preferred MLP Investments And Related Entities (identified cost $56,774,004)		71,605,500

Short-Term Investments–1.6%
Money Market–1.6%
Fidelity Treasury Portfolio, Institutional Class, 0.107%[7]	32,547,185	32,547,185
Total Short-Term Investments (identified cost $32,547,185)		32,547,185
TOTAL INVESTMENTS–101.3% (identified cost $3,018,086,009)		2,053,018,625
LIABILITIES IN EXCESS OF OTHER ASSETS–(1.3)%		(25,623,447)
NET ASSETS–100%		$2,027,395,178

Investment Abbreviations

GP	– General Partnership
LLC	– Limited Liability Company
LP	– Limited Partnership

Footnotes to Schedule of Investments

1.

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended May 31, 2020, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2019	Gross Additions	Gross Reductions	Shares May 31, 2020
MLP Investments and Related Entities
CrossAmerica Partners LP	2,750,000	—	(41,539)	2,708,461

See accompanying Notes to Financial Statements.

7                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

	Shares November 30, 2019	Gross Additions	Gross Reductions	Shares May 31, 2020
CSI Compressco LP	5,432,951	—	(82,061)	5,350,890
Genesis Energy LP	7,665,701	600,000	(456,087)	7,809,614
Global Partners LP	3,090,424	100,000	(46,678)	3,143,746
Hess Midstream LPiii	—	1,652,500	—	1,652,500
NGL Energy Partners LP	7,447,842	300,000	(112,497)	7,635,345
Nustar Energy LP	5,176,317	1,600,000	(177,085)	6,599,232
Sunoco LP	5,149,759	—	(291,494)	4,858,265
TC Pipelines LPi	4,708,277	1,247,695	(3,022,434)	2,933,538
USA Compression Partners	6,426,980	—	(97,077)	6,329,903
Westlake Chemical Partners	4,132,043	1,232,959	(3,608)	5,361,394
Preferred MLP Investments and Related Entities
Global Partners LP–Preferred	600,000	—	—	600,000
GPM Petroleum LP Class A–Preferredii	2,000,000	—	—	2,000,000

	Value May 31, 2020	Dividends and Distributions				Change in Unrealized Appreciation/ (Depreciation)
		Return of Capital	Capital Gains	Income	Realized Gain/(Loss)
MLP Investments and Related Entities
CrossAmerica Partners LP	$40,897,761	$2,843,884	$—	$—	$46,402	$(5,838,600)
CSI Compressco LP	2,327,637	100,038	6,980	—	(61,176)	(10,523,290)
Genesis Energy LP	62,633,104	4,567,258	479,472	—	2,898,156	(75,756,550)
Global Partners LP	32,066,209	2,860,754	27,563	—	(13,650)	(28,025,003)
Hess Midstream LPiii	32,091,550	—	—	—	—	4,415,621
NGL Energy Partners LP	38,940,259	4,420,644	6,210	—	(54,100)	(32,395,329)
Sunoco LP	125,343,237	8,020,996	—	—	3,045,654	(21,164,959)
Nustar Energy LP	114,628,660	5,280,870	241,362	—	328,003	(45,138,010)
TC Pipelines LPi	103,113,860	4,687,420	—	—	24,457,462	(37,242,889)
USA Compression Partners	76,275,331	6,646,398	—	—	(87,719)	(21,108,385)
Westlake Chemical Partners	109,908,577	4,855,245	—	—	(3,954)	(6,571,505)
Preferred MLP Investments and Related Entities
Global Partners LP—Preferred	14,082,000	—	—	731,250	—	(4,067,400)
GPM Petroleum LP Class A—Preferredii	39,960,000	1,991,571	—	—	—	1,951,571
	$792,268,185	$46,275,078	$761,587	$731,250	$30,555,078	$(281,464,728)

i.	Is not an affiliate as of May 31, 2020. Was an affiliate during the period ended May 31, 2020.
ii.	An affiliate due to the Manager sitting on the board.
iii.	Hess Midstream Partners LP Units merged into Hess Midstream LP on December 17, 2019. Position was not an affliate and liquidated as of April 6, 2020 and purchased after May 13, 2020.
2.	Foreign security denominated in U.S. dollars.
3.	Restricted security. The aggregate value of restricted securities at period end was $44,166,450, which represents 2.2% of the Fund’s net assets.
4.	Perpetual security. Maturity date is not applicable.
5.

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

6.	The value of this security was determined using significant unobservable inputs.
7.	Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

8                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities

May 31, 2020

(Unaudited)

Assets:
Investments at value
Unaffiliated companies (cost $2,083,510,015)	$1,363,864,300
Affiliated companies (cost $934,575,994)	689,154,325
2,053,018,625
Receivable for beneficial interest sold	2,995,337
AMT credit carryforward	76,323
Prepaid State Taxes	518,636
Prepaid expenses	527,426
Deferred compensation	106,460
Dividends receivable	299,153
Total assets	2,057,541,960

Liabilities:
Payables and other liabilities:
Deferred tax liability, net	7,991,610
Payable for beneficial interest redeemed	3,094,041
Payable to Adviser	995,296
Payable for investments purchased	16,180,520
Payable for distribution and service plan fees	200,969
Transfer agent fees payable	290,224
Borrowing expense payable	60,077
Trustees’ fees payable	2,534
Deferred compensation	106,460
Other liabilities	1,225,051
Total liabilities	30,146,782
Net Assets	$2,027,395,178

Composition of Net Assets
Shares of beneficial interest	$3,252,164,317
Distributable earnings (loss)	(1,224,769,139)
Net Assets	$2,027,395,178

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $218,730,707 and 52,639,343)	$4.16
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$4.40
Class C Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $200,451,332 and 52,582,964)	$3.81
Class R Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $238,537 and 57,570)	$4.14
Class Y Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $1,049,753,537 and 241,922,004)	$4.34
Class R5 Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $5,555 and 1,332)	$4.17
Class R6 Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding of $558,215,510 and 127,796,088)	$4.37

See accompanying Notes to Financial Statements.

9                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Statement of Operations

For the Six Months Ended May 31, 2020

(Unaudited)

Investment Income
Distributions and dividends ($731,250 income from affiliates)	$129,787,265
Less return of capital on distributions and dividends ($46,275,078 from affiliates)	(112,801,632)
Less return of capital on distributions and dividends in excess of cost basis ($761,587 from affiliates)	(7,310,430)
Total investment income	9,675,203

Expenses
Advisory fees	8,051,658
Distribution and service plan fees
Class A	305,284
Class C	1,238,453
Class R	926
Transfer agent fees
Class A	160,621
Class C	162,391
Class R	244
Class Y	779,931
Class R5	1
Class R6	9,115
Borrowing fees	494,406
Administrative fees	370,184
Tax expense	135,869
Custody fees	98,397
Registration fees	93,688
Legal, auditing, and other professional fees	71,183
Trustees’ fees	21,408
Other	121,418
Total expenses, before waivers and deferred taxes	12,115,177
Less waivers and reimbursements of expenses	(411,576)
Net expenses, before deferred taxes	11,703,601
Net investment loss, before deferred taxes	(2,028,398)
Deferred tax (expense)/benefit	—
Net investment loss, net of deferred taxes	(2,028,398)

Net Realized and Unrealized Gains/(Losses) on Investments:
Net realized Gains/(Losses)
Investments from:
Unaffiliated companies (net return of capital in excess of cost basis of $6,579,180) (includes net losses from securities sold to affiliates of ($8,970,118))	(86,978,603)
Affiliated companies (net return of capital in excess of cost basis of $731,250)	30,555,078
Deferred tax (expense)/benefit	—
Net realized losses, net of deferred taxes	(56,423,525)
Net Change in Unrealized Appreciation/(Depreciation)
Investments from:
Unaffiliated companies	(375,257,729)
Affiliated companies	(281,464,728)
Deferred tax (expense)/benefit	(7,991,610)
Net change in unrealized appreciation/(depreciation), net of deferred taxes	(664,714,067)
Change in net assets resulting from operations	$(723,165,990)

See accompanying Notes to Financial Statements.

10                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Operations
Net Investment Income/(loss), net of deferred taxes	$(2,028,398)	$(8,983,051)
Net realized gaines/(losses), net of deferred taxes	(56,423,525)	63,388,795
Net change in unrealized appreciation/(depreciaion), net of deferred taxes	(664,714,067)	(327,215,636)
Change in net assets resulting from operations	(723,165,990)	(272,809,892)

Distributions to Shareholders

Distributions to shareholders from return of capital:
Class A shares	(14,544,740)	(30,358,590)
Class C shares	(15,823,482)	(34,765,786)
Class R shares	(22,504)	(7,492)
Class Y shares	(68,268,747)	(129,862,763)
Class R5 shares	(392)	(456)
Class R6 shares	(35,451,432)	(69,527,672)
Distributions to shareholders from return of capital	(134,111,297)	(264,522,759)

Distributions to shareholders from distributable earnings:
Class A shares	—	(6,107,598)
Class C shares	—	(6,994,247)
Class R shares	—	(1,507)
Class Y shares	—	(26,126,037)
Class R5 shares	—	(92)
Class R6 shares	—	(13,987,709)
Distributions to shareholders from distributable earnings	—	(53,217,190)
Change in net assets resulting from distributions to shareholders	(134,111,297)	(317,739,949)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A shares	7,133,315	(26,534,567)
Class C shares	(21,101,821)	(30,489,985)
Class R shares	(29,369)	468,502
Class Y shares	(44,578,726)	152,687,919
Class R5 shares	—	10,000
Class R6 shares	(37,119,901)	270,917,344
Change in net assets resulting from beneficial interest transactions	(95,696,502)	367,059,213
Change in net assets	(952,973,789)	(223,490,628)

Net Assets
Beginning of period	2,980,368,967	3,203,859,595
End of period	$2,027,395,178	$2,980,368,967

See accompanying Notes to Financial Statements.

11                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Financial Highlights

	Six Months Ended May 31, 2020	Year Ended November 30,
Class A	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$6.14	$7.36	$8.13	$9.18	$9.25	$12.54
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.01)	(0.03)	(0.08)	(0.06)	(0.05)	(0.03)
Return of capital[1]	0.19	0.43	0.46	0.40	0.41	0.43
Net realized and unrealized gains/(losses)	(1.87)	(0.91)	(0.44)	(0.68)	0.28	(2.98)
Total from investment operations	(1.69)	(0.51)	(0.06)	(0.34)	0.64	(2.58)
Distributions to shareholders:
Return of capital	(0.29)	(0.59)	(0.51)	(0.58)	(0.71)	(0.71)
Income	—	(0.12)	(0.20)	(0.13)	—	—
Total distributions to shareholders	(0.29)	(0.71)	(0.71)	(0.71)	(0.71)	(0.71)
Net asset value, end of period	$4.16	$6.14	$7.36	$8.13	$9.18	$9.25
Total Return, at Net Asset Value[2]	(27.71)%	(7.89)%	(1.06)%	(4.22)%	7.69%	(21.34)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$218,731	$304,235	$392,897	$465,355	$631,417	$602,268
Ratio of Expenses to Average Net Assets:[7]
Before (waivers) and deferred tax expense/(benefit)	1.21%	1.20%	1.23%	1.23%	1.27%	1.23%
Expense (waivers)	(0.05)%	(0.06)%	(0.10)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of (waivers) and before deferred tax expense/(benefit)[4]	1.16%	1.14%	1.13%	1.11%	1.15%	1.12%
Deferred tax expense/(benefit)[5]	0.70%	—%	—%	(2.27)%	2.79%	(12.39)%
Total expenses/(benefit)	1.86%	1.14%	1.13%	(1.16)%	3.94%	(11.27)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before (waivers) and deferred tax benefit/(expense)	(0.39)%	(0.45)%	(1.04)%	(1.04)%	(0.98)%	(0.77)%
Expense (waivers)	(0.05)%	(0.06)%	(0.10)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.34)%	(0.39)%	(0.94)%	(0.92)%	(0.86)%	(0.66)%
Deferred tax benefit/(expense)[6]	—%	—%	—%	0.31%	0.30%	0.37%
Net investment income/(loss)	(0.34)%	(0.39)%	(0.94)%	(0.61)%	(0.56)%	(0.29)%
Portfolio turnover rate	19%	23%	24%	13%	10%	8%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
4.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.11%, 1.10%, 1.10%, 1.10%, 1.13%, and 1.10%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $243,414 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

12                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class C	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$5.69	$6.92	$7.74	$8.84	$8.99	$12.30
Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.02)	(0.08)	(0.13)	(0.12)	(0.11)	(0.11)
Return of capital[1]	0.18	0.40	0.46	0.40	0.41	0.43
Net realized and unrealized gains/(losses)	(1.75)	(0.84)	(0.44)	(0.67)	0.26	(2.92)
Total from investment operations	(1.59)	(0.52)	(0.11)	(0.39)	0.56	(2.60)
Distributions to shareholders:
Return of capital	(0.29)	(0.59)	(0.51)	(0.58)	(0.71)	(0.71)
Income	—	(0.12)	(0.20)	(0.13)	—	—
Total distributions to shareholders	(0.29)	(0.71)	(0.71)	(0.71)	(0.71)	(0.71)
Net asset value, end of period	$3.81	$5.69	$6.92	$7.74	$8.84	$8.99
Total Return, at Net Asset Value[2]	(27.97)%	(8.56)%	(1.79)%	(4.97)%	6.99%	(21.94)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$200,451	$324,931	$427,772	$478,338	$517,869	$446,435
Ratio of Expenses to Average Net Assets:[7]
Before (waivers) and deferred tax expense/(benefit)	1.96%	1.96%	1.98%	1.98%	2.04%	1.98%
Expense (waivers)	(0.05)%	(0.06)%	(0.10)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of (waivers) and before deferred tax expense/(benefit)[4]	1.91%	1.90%	1.88%	1.86%	1.92%	1.87%
Deferred tax expense/(benefit)[5]	0.70%	—%	—%	(2.27)%	2.79%	(12.39)%
Total expenses/(benefit)	2.61%	1.90%	1.88%	(0.41)%	4.71%	(10.52)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before (waivers) and deferred tax benefit/(expense)	(1.15)%	(1.21)%	(1.79)%	(1.79)%	(1.75)%	(1.52)%
Expense (waivers)	(0.05)%	(0.06)%	(0.10)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(1.10)%	(1.15)%	(1.69)%	(1.67)%	(1.63)%	(1.41)%
Deferred tax benefit/(expense)[6]	—%	—%	—%	0.31%	0.30%	0.37%
Net investment income/(loss)	(1.10)%	(1.15)%	(1.69)%	(1.36)%	(1.33)%	(1.04)%
Portfolio turnover rate	19%	23%	24%	13%	10%	8%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
4.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.86%, 1.86%, 1.85%, 1.85%, 1.90%, and 1.85%, for the period ended May 31, 2020 and the years November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $246,819 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

13                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Class R	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019[1]
Per Share Operating Data
Net Asset Value, Beginning of Period	$6.13	$7.56
Income/(loss) from investment operations:
Net investment income/(loss)[2]	(0.01)	(0.02)
Return of capital[2]	0.19	0.20
Net realized and unrealized gains/(losses)	(1.88)	(1.20)
Total from investment operations	(1.70)	(1.02)
Distributions to shareholders:
Return of capital	(0.29)	(0.34)
Income	—	(0.07)
Total distributions to shareholders	(0.29)	(0.41)
Net asset value, end of period	$4.14	$6.13
Total Return, at Net Asset Value[3]	(27.76)%	(13.94)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$239	$419
Ratio of expenses to average net assets:[7,8]
Before (waivers) and deferred tax expense/(benefit)	1.46%	1.46%
Expense (waivers)	(0.05)%	(0.06)%
Net of (waivers) and before deferred tax expense/(benefit)[4]	1.41%	1.40%
Deferred tax expense/(benefit)[5]	0.70%	—%
Total expenses/(benefit)	2.11%	1.40%

Ratio of Investment Income/(Loss) to Average Net Assets:[7,8]
Before (waivers) and deferred tax benefit/(expense)	(0.65)%	(0.71)%
Expense (waivers)	(0.05)%	(0.06)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.60)%	(0.65)%
Deferred tax benefit/(expense)[6]	—%	—%
Net investment income/(loss)	(0.60)	(0.65)%
Portfolio turnover rate	19%	23%

1.	Shares commenced operations after the close of business on May 24, 2019.
2.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.36%, for the period ended May 31, 2020 and the year ended November 30, 2019.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Annualized for less than full period.
8.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $368 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

14                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class Y	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$6.38	$7.61	$8.37	$9.40	$9.43	$12.74
Income/(loss) from investment operations:
Net investment income/(loss)[1]	— [8]	(0.01)	(0.06)	(0.03)	(0.03)	— [8]
Return of capital[1]	0.20	0.45	0.46	0.40	0.41	0.43
Net realized and unrealized gains/(losses)	(1.95)	(0.96)	(0.45)	(0.69)	0.30	(3.03)
Total from investment operations	(1.75)	(0.52)	(0.05)	(0.32)	0.68	(2.60)
Distributions to shareholders:
Return of capital	(0.29)	(0.59)	(0.51)	(0.58)	(0.71)	(0.71)
Income	—	(0.12)	(0.20)	(0.13)	—	—
Total distributions to shareholders	(0.29)	(0.71)	(0.71)	(0.71)	(0.71)	(0.71)
Net asset value, end of period	$4.34	$6.38	$7.61	$8.37	$9.40	$9.43
Total Return, at Net Asset Value[2]	(27.44)%	(7.76)%	(0.91)%	(3.90)%	7.97%	(21.16)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	1,049,754	$1,540,550	$1,679,094	$1,694,069	$1,598,012	$1,361,763
Ratio of Expenses to Average Net Assets:[7]
Before (waivers) and deferred tax expense/(benefit)	0.96%	0.95%	0.98%	0.98%	1.02%	0.98%
Expense (waivers)	(0.05)%	(0.06)%	(0.10)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of (waivers) and before deferred tax expense/(benefit)[4]	0.91%	0.89%	0.88%	0.86%	0.90%	0.87%
Deferred tax expense/(benefit)[5]	0.70%	—%	—%	(2.27)%	2.79%	(12.39)%
Total expenses/(benefit)	1.61%	0.89%	0.88%	(1.41)%	3.69%	(11.52)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before (waivers) and deferred tax benefit/(expense)	(0.14)%	(0.20)%	(0.79)%	(0.79)%	(0.73)%	(0.52)%
Expense (waivers)	(0.05)%	(0.06)%	(0.10)%[3]	(0.12)%[3]	(0.12)%	(0.11)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.09)%	(0.14)%	(0.69)%	(0.67)%	(0.61)%	(0.41)%
Deferred tax benefit/(expense)[6]	—%	—%	—%	0.31%	0.30%	0.37%
Net investment income/(loss)	(0.09)%	(0.14)%	(0.69)%	(0.36)%	(0.31)%	(0.04)%
Portfolio turnover rate	19%	23%	24%	13%	10%	8%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
4.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.86%, 0.85%, 0.85%, 0.85%, 0.88%, and 0.85%, for the period ended May 31, 2020 and the years ended November 30, 2019 November 30, 2018, November 30, 2017, November 30, 2016, and November 30, 2015, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $1,181,089 for the period ended May 31, 2020.
8.	Less than (0.005).

See accompanying Notes to Financial Statements.

15                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Class R5	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019[1]
Per Share Operating Data
Net Asset Value, Beginning of Period	$6.15	$7.56
Income/(loss) from investment operations:
Net investment income/(loss)[2]	— [8]	— [8]
Return of capital[2]	0.19	0.22
Net realized and unrealized gains/(losses)	(1.88)	(1.22)
Total from investment operations	(1.69)	(1.00)
Distributions to shareholders:
Return of capital	(0.29)	(0.34)
Income	—	(0.07)
Total distributions to shareholders	(0.29)	(0.41)
Net asset value, end of period	$4.17	$6.15
Total Return, at Net Asset Value[3]	(27.50)%	(13.67)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6	$8
Ratio of expenses to average net assets:[7,9]
Before deferred tax expense/(benefit)	0.84%	0.84%
Expense (waivers)	—%	—%
Net of (waivers) and before deferred tax expense/(benefit)[4]	0.84%	0.84%
Deferred tax expense/(benefit)[5]	0.70%	—%
Total expenses/(benefit)	1.54%	0.84%

Ratio of Investment Income/(Loss) to Average Net Assets:[7,9]
Before (waivers) and deferred tax benefit/(expense)	(0.02)%	(0.09)%
Expense (waivers)	-%	—%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.02)%	(0.09)%
Deferred tax benefit/(expense)[6]	—%	—%
Net investment income/(loss)	(0.02)%	(0.09)%
Portfolio turnover rate	19%	23%

1.	Shares commenced operations after the close of business on May 24, 2019.
2.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

3.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 0.79% and 0.80%, for the period ended May 31, 2020 and the year ended November 30, 2019, respectively.

5.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
7.	Annualized for period less than full year.
8.	Less than (0.005).
9.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $6 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

16                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2020	Year Ended November 30,
Class R6	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net Asset Value, Beginning of Period	$6.42	$7.64	$8.39	$9.43	$9.44	$12.74
Income/(loss) from investment operations:
Net investment income/(loss)[1]	— [6]	— [6]	(0.05)	(0.03)	(0.02)	— [6]
Return of capital[1]	0.20	0.42	0.46	0.40	0.41	0.43
Net realized and unrealized gains/(losses)	(1.96)	(0.93)	(0.45)	(0.70)	0.31	(3.02)
Total from investment operations	(1.76)	(0.51)	(0.04)	(0.33)	0.70	(2.59)
Distributions to shareholders:
Return of capital	(0.29)	(0.59)	(0.51)	(0.58)	(0.71)	(0.71)
Income	—	(0.12)	(0.20)	(0.13)	—	—
Total distributions to shareholders	(0.29)	(0.71)	(0.71)	(0.71)	(0.71)	(0.71)
Net asset value, end of period	$4.37	$6.42	$7.64	$8.39	$9.43	$9.44
Total Return, at Net Asset Value[2]	(27.43)%	(7.59)%	(0.78)%	(3.99)%	8.19%	(21.08)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$558,216	$810,225	$702,381	$466,851	$313,325	$191,370
Ratio of Expenses to Average Net Assets:[7]
Before deferred tax expense/(benefit)[3]	0.83%	0.81%	0.81%	0.79%	0.81%	0.79%
Deferred tax expense/(benefit)[4]	0.70%	—%	—%	(2.27)%	2.79%	(12.39)%
Total expenses/(benefit)	1.53%	0.81%	0.81%	(1.48)%	3.60%	(11.60)%

Ratio of Investment Income/(Loss) to Average Net Assets:[7]
Before deferred tax benefit/(expense)	(0.01)%	(0.06)%	(0.62)%	(0.60)%	(0.52)%	(0.33)%
Deferred tax benefit/(expense)[5]	—%	—%	—%	0.31%	0.30%	0.37%
Net investment income/(loss)	(0.01)%	(0.06)%	(0.62)%	(0.29)%	(0.22)%	0.04%
Portfolio turnover rate	19%	23%	24%	13%	10%	8%

1.

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.78%, 0.77%, 0.78%, 0.78%, 0.79% and 0.77%, for the period ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016 and November 30, 2015, respectively.

4.	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
5.	Deferred tax benefit/(expense) for the ratio calculation, when applicable, is derived from net investment income/loss only.
6.	Rounds to less than (0.005).
7.	Ratios are annualized for periods less than a year and based on average daily net assets (000’s omitted) of $620,969 for the period ended May 31, 2020.

See accompanying Notes to Financial Statements.

17                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Notes to Financial Statements

May 31, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer SteelPath MLP Select 40 Fund (the “Fund”) is a separate series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust, as amended (the “1940 Act”), as an open-end management investment company authorized to an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions,

18                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investments reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships — The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP. The Fund will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2020, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.9 percent for state and local tax, net of federal tax expense.

19                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

The alternative minimum tax (“AMT”) requirements were repealed with the enactment of H.R. 1, Tax Cuts and Jobs Act (the “TCJA”), for tax years beginning after December 31, 2017. Any past alternative minimum taxes paid by the Fund do qualify for substantial refundability under the TCJA with AMT credit carryforwards becoming partially refundable prior to, or fully refundable for tax years beginning in 2021.

The Fund’s income tax provision consists of the following as of May 31, 2020:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—
Deferred tax (expense) benefit
Federal	$150,725,068
State	13,637,029
Valuation allowance	(172,353,707)
Total deferred tax (expense) benefit	$(7,991,610)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$150,186,618	21.00%
State income taxes net of federal benefit	13,588,314	1.90%
Effect of permanent differences	587,165	0.08%
Change in valuation allowance	(172,353,707)	(24	.09)%
Total income tax (expense) benefit	$(7,991,610)	(1	.11)%

For the six months ended May 31, 2020 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (1.11%) differed from the combined federal and state statutory tax rate of 22.90% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2020, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes resulting from the enactment of the TCJA were considered by the Fund in assessing the recoverability of its deferred tax assets. Specifically, the TCJA eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2020.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

20                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2020 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$104,147,366
Net operating loss carryforward (tax basis) — State	9,472,682
Excess business interest expense carryforward	5,339,855
Capital loss carryforward (tax basis)	37,447,883
Organizational Costs	3,041
Valuation allowance	(255,279,009)
Total deferred tax asset	(98,868,182)
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$90,876,572
Total deferred tax liability	90,876,572
Total net deferred tax asset/(liability)	$(7,991,610)

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2020, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2020, the Fund had net operating loss carryforwards for federal income tax purposes, as follows:

Expiration date for expiring net operating loss carryforwards:
11/30/2033	$14,873,782
11/30/2034	129,986,547
11/30/2035	153,875,403
11/30/2036	116,663,848
11/30/2037	10,613,012
Total expiring net operating loss carryforwards	426,012,592
Total non-expiring net operating loss carryforwards	69,927,252
Total net operating loss carryforwards	$495,939,844

At May 31, 2020, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2021	$29,454,428
11/30/2024	39,127,181
11/30/2025	94,946,264
Total	$163,527,873

At May 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$2,451,595,498
Gross Unrealized Appreciation	$375,098,518
Gross Unrealized Depreciation	(773,675,391)
Net Unrealized Appreciation (Depreciation) on Investments	$(398,576,873)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

21                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

I.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $3 billion	0.70%
Next $2 billion	0.68%
Over $5 billion	0.65%

For the six months ended May 31, 2020, the effective advisory fees incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%. 1.85%, 1.35%, 0.85%, 0.84% and 0.79%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expense after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. See Note 10.

The Fund’s total annual operating expenses after fee waiver and/or expense reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense/(benefit) and interest expense are excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased/(decreased) by the amount of this expense. See Note 10.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2020, advisory fees of $411,576 were waived.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB Fund Services. For the six months ended May 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the

22                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2020, IDI advised the Fund that IDI retained $73,648 in front-end sales commissions from the sale of Class A shares and $8,874 and $34,773 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1 —	Level 2 —	Level 3 —	Value
Assets Table
Investments, at Value:
MLP Investments and Related Entities	$1,944,659,490	$—	$—	$1,944,659,490
Private Investment in Public Equities (PIPE)	—	4,206,450	—	4,206,450
Preferred MLP Investments and Related Entities*	31,645,500	—	39,960,000	71,605,500
Short-Term Investments	32,547,185	—	—	32,547,185
Total Assets	$2,008,852,175	$4,206,450	$39,960,000	$2,053,018,625

*	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Beginning balance November 30, 2019	$40,000,000
Transfers into Level 3 during the period	—
Change in unrealized appreciation/(depreciation)	1,951,571
Total realized gain/(loss)	—
Purchases	—
Sales	—
Return of capital distributions	(1,991,571)
Transfers out of Level 3 during the period	—
Ending balance May 31, 2020	$39,960,000

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at May 31, 2020 is ($40,000).

23                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of May 31, 2020:

	Value as of May 31, 2020	Valuation Technique	Unobservable input	Range of Unobservable Inputs		Unobservable Input Used
Assets Table
Investments, at Value:
Preferred Stocks	$39,960,000	Discounted Cash Flow Model	Illiquidity Discount	n/a		10%
			Average Estimated Yield	13.1	%-13.2%	13.2	%(a)
Total	$39,960,000

(a)

The Fund fair values certain preferred shares using a discounted cash flow model, which incorporates an illiquidity discount and the expected yield based on the average yield on comparable companies’ equity. Such security’s fair valuation could decrease (increase) significantly based on an increase (decrease) in the illiquidity discount. Such security’s fair valuation could increase (decrease) significantly based on an increase (decrease) in expected yields.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six month period May 31,2020, the Fund engaged in transactions with affiliates as listed: Securities purchases of $74,757,183 and securities sales of $33,777,129, which resulted in net realized losses of ($8,970,118).

NOTE 5—Trustees’ and Officer Fees and Benefits

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities, if applicable. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank n.a the custodian bank. Such balances, if any, at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2020 was $426,120,185 and $545,944,306 respectively.

24                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

NOTE 8—Share Information

The Fund has authorized an unlimited number of shares of beneficial interest in each class. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended May 31, 2020 (unaudited)[2]		Year Ended November 30, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	17,423,382	$82,501,651	16,719,826	$120,555,534
Dividends and/or distributions reinvested	3,279,107	14,149,452	4,959,720	34,438,748
Redeemed	(17,625,393)	(89,517,788)	(25,502,732)	(182,528,849)
Net increase/(decrease)	3,077,096	$7,133,315	(3,823,186)	$(26,534,567)

Class C
Sold	8,051,865	$39,297,581	12,026,204	$80,775,269
Dividends and/or distributions reinvested	3,888,781	15,660,968	6,208,203	41,341,334
Redeemed	(16,511,247)	(76,060,370)	(22,926,782)	(152,606,588)
Net Increase/(Decrease)	(4,570,601)	$(21,101,821)	4,692,375	$(30,489,985)

Class R1
Sold	41,328	$183,504	67,092	$460,051
Dividends and/or distributions reinvested	5,134	22,112	1,287	8,451
Redeemed	(57,271)	(234,985)	—	—
Net Increase/(Decrease)	(10,809)	$(29,369)	68,379	$468,502

Class Y
Sold	153,705,390	$677,371,351	139,056,540	$1,032,075,357
Dividends and/or distributions reinvested	14,971,646	67,326,658	20,695,173	152,795,585
Redeemed	(168,061,223)	(789,276,735)	(139,353,464)	(1,032,183,023)
Net Increase/(Decrease)	615,813	$(44,578,726)	20,398,249	$152,687,919

Class R5[1]
Sold	—	$1	1,332	$10,000
Dividends and/or distributions reinvested	—	(1)	—
Redeemed	—	—	—
Net Increase/(Decrease)	—	$—	1,332	$10,000

Class R6
Sold	68,996,916	$299,555,980	78,135,033	$590,086,763
Dividends and/or distributions reinvested	6,908,812	31,629,574	10,252,853	76,181,869
Redeemed	(74,355,434)	(368,305,455)	(54,042,520)	(395,351,288)
Net Increase/(Decrease)	1,550,294	$(37,119,901)	34,345,366	$270,917,344

1.	Class R and R5 shares commenced operations after the close of business on May 24, 2019.
2.

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Borrowing Agreement

The Fund, along with Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, Invesco Oppenheimer SteelPath MLP Alpha Fund, and Invesco Oppenheimer SteelPath MLP Income Fund (collectively, the “Trust”), is a borrower in a $700 million revolving credit agreement (the “Loan Agreement”) with a major lending institution (the “Lender”). The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. As the Loan Agreement is not available exclusively to the Fund, the Fund may not be able to borrow all of its requested amounts at any given time. Amounts borrowed under the Loan Agreement, if any, are invested by the Fund under the direction of the Adviser consistent with the Fund’s investment objective and policies, and as such, the related investments are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. The borrowing, if any, is fully collateralized throughout the term of the borrowing with securities or other assets of the Fund. The Fund is not liable for borrowings of other Funds in the Trust. If applicable, securities that have been pledged as collateral for the borrowing are indicated in the Schedule of Investments.

25                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

Borrowings under the Loan Agreement are charged interest at a calculated rate computed by the Lender based on the one month LIBOR rate plus 0.75% per annum. An unused commitment fee at the rate of 0.30% per annum is charged for any undrawn portion of the credit facility, and each series of the Trust will pay its pro rata share of this fee. A facility fee of 0.10% was charged on the commitment amount, and each series of the Trust paid its pro rata share of this fee. The borrowing is due November 15, 2020, unless another date is mutually agreed upon by the parties of the Loan Agreement. For the six months ended May 31, 2020, the Fund paid $494,406 in borrowing fees. The Fund did not utilize the facility during the six months ended May 31, 2020.

NOTE 10—Remediation Note

Subsequent to the period ended November 30, 2019, the Fund determined that the valuation allowance related to the deferred tax asset included in the calculation of the net asset values per share (“NAV”) upon which the shareholders transacted had not been properly accounted for during the period that includes days between December 1, 2014 through March 6, 2020 (“overstatement period”). Specifically, it was determined that the realizability of the deferred tax asset did not meet the “more likely than not” evaluation criterion provided by ASC 740, Income Taxes, resulting in the overstatement of the deferred tax asset and corresponding understatement of the valuation allowance. As a result, the Fund’s NAVs have been corrected during certain days of the overstatement period.

Invesco is assessing the extent to which shareholders who transacted in the Fund during the overstatement period were negatively impacted by the overstatement of the Fund’s deferred tax asset, including the Fund’s overpayment of asset-based fees to affiliates. Invesco is preparing a remediation plan that contemplates payments by Invesco to shareholders whose accounts or transactions were negatively impacted by the overstatement of the NAVs during the overstatement period. The method of determining the actual remediation payments to be paid to individual shareholders is subject to various factors that are not yet certain and information that is not yet readily available, including retrieval of beneficial owner data for Fund shares held in omnibus accounts. The Fund’s Board has directed Invesco to proceed with the remediation plan with any remediation payments to be made directly to affected shareholders outside of the Fund, and that no remediation payments be made to the Fund unless or until the Board were to approve so in the future. The Fund is estimated to have over paid $990,000 in asset-based fees to affiliates as a result of the overstatement of the deferred tax asset, such amount which will be included in the calculation of remediation payments. Accordingly, all shareholder remediation payments are intended to be made directly to affected shareholders and not to the Fund and therefore no provision for such remediation payments have been made in the Fund’s financial statements. No remediation payments will be made by the Fund.

NOTE 11—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12—Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer SteelPath MLP Select 40 Fund to Invesco SteelPath MLP Select 40 Fund.

26                         Invesco Oppenheimer SteelPath MLP Select 40 Fund

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O-SPMS40-SAR-1 072720

Item 2. Code of Ethics.

Not required for a semiannual report

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

On May 24, 2019, Invesco Advisers, Inc. (“Invesco”) acquired sponsorship and management responsibilities from Oppenheimer Funds, Inc. for the Invesco Oppenheimer SteelPath MLP Select 40 Fund (formerly known as Oppenheimer SteelPath MLP Select 40 Fund), Invesco Oppenheimer SteelPath MLP Alpha Fund (formerly known as Oppenheimer SteelPath MLP Alpha Fund), Invesco Oppenheimer SteelPath MLP Alpha Plus Fund (formerly known as Oppenheimer SteelPath MLP Alpha Plus Fund), and Invesco Oppenheimer SteelPath MLP Income Fund (formerly known as Oppenheimer SteelPath MLP Income Fund) (each, a “Fund” and collectively, referred to as the “Funds”) each of which resulted from the reorganization of certain predecessor funds (Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund and Oppenheimer SteelPath MLP Income Fund) (collectively referred to as the “Predecessor Funds”) into the Funds. In connection with the original filing of the Predecessor Funds’ Form N-CSR for the fiscal year ended November 30, 2018 on February 5, 2019, as amended on March 29, 2019, an evaluation was performed to assess the effectiveness of the Predecessor Funds’ disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on their evaluation, the Predecessor Funds’ PEO and PFO found, as of November 30, 2018, the Predecessor Funds’ disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the Predecessor Fund in the reports that it files under the Securities Exchange Act of 1934 is (a) is accumulated and communicated to Predecessor Funds’ management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified by the rules and forms adopted by the U.S. Securities and Exchange Commission.

However, subsequent to the original filing of the Predecessor Funds’ Form N-CSR for the fiscal year ended November 30, 2018, and after the reorganization of the Predecessor Funds into the Funds, a material error was identified which resulted in an understatement of the valuation allowance on deferred tax assets and therefore an overstatement of the Funds’ net deferred tax assets and an overstatement in the net asset values originally reported in the Predecessor Funds’ financial statements for the semi-annual periods ended May 31, 2016 through May 31, 2018, the fiscal years ended November 30, 2015 through November 30, 2018 and the Funds’ financial statements for the semi-annual period ended May 31, 2019. Management of the Registrant adopted the procedure to determine the valuation allowance on deferred tax assets, as designed by management of the Predecessor Funds, as it was intended. Subsequent to Invesco’s acquisition of the Funds, Invesco concluded that the Funds’ disclosure controls and procedures were not effective as of November 30, 2019, and subsequently as of May 31, 2020, due to a material weakness related to the determination of the valuation allowance on deferred tax assets in accordance with ASC 740, Income Taxes. Controls were not designed at an appropriate level of precision to adequately consider the assessment of the assumptions used to determine the valuation allowance on deferred tax assets.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. This material weakness resulted in the misstatement of the deferred tax assets and related financial disclosures in the Predecessor Funds’ financial statements for the semi-annual periods ended May 31, 2016 through May 31, 2018 and the restatement of the deferred tax assets and related financial disclosures in the Predecessor Funds’ financial statements for the year ended November 30, 2018, which include a restatement of financial data for fiscal years ending November 30, 2015 through November 30, 2017, restatement of the Funds’ financial statements for the semi-annual period ended May 31, 2019, and a material adjustment to the Funds’ financial statements for the year ended November 30, 2019. Additionally, this material weakness could result in misstatements of the deferred tax assets and related financial disclosures that would result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Management’s Remediation Plan

Subsequent to the identification of the issue described above, management has developed a plan to remediate the material weakness described herein. Management has strengthened the Funds’ internal control over financial reporting by enhancing the training for those performing the controls and adding a level of review by a subject matter expert to assess the assumptions used to determine the valuation allowance for the Funds’ deferred tax assets. However, the material weakness will not be considered fully remediated until the foregoing corrective actions operate for a sufficient period of time to allow management to complete its evaluation of their design and operational effectiveness.

(b)

Other than implementing the remediation plan described above, there were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	August 6, 2020